UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

January 31, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Hexavest Global Equity Fund Semiannual Report January 31, 2013

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report January 31, 2013

Eaton Vance

Hexavest Global Equity Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	25

Officers and Trustees	28

Important Notices	29

Eaton Vance

Hexavest Global Equity Fund

January 31, 2013

Performance1,2

Portfolio Managers Vital Proulx, CFA, Jean-René Adam, CFA, Jean-Pierre Couture, Marc Christopher Lavoie, CFA, Denis Rivest, CFA, Frédéric Imbeault, CFA, each of Hexavest Inc.

% Cumulative Total Returns	Inception Date	Since Inception
Class A at NAV	08/29/2012	6.00%
Class A with 5.75% Maximum Sales Charge	—	–0.10
Class I at NAV	08/29/2012	6.10
MSCI World Index	08/29/2012	10.33%

% Total Annual Operating Expense Ratios[3]	Class A	Class I
Gross	1.47%	1.22%
Net	1.42	1.17

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Hexavest Global Equity Fund

January 31, 2013

Fund Profile

Equity Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)5

Johnson & Johnson	2.4%
AT&T, Inc.	2.0
Microsoft Corp.	1.8
Walgreen Co.	1.8
Procter & Gamble Co.	1.7
Pfizer, Inc.	1.7
Merck & Co., Inc.	1.6
Exxon Mobil Corp.	1.6
Wal-Mart Stores, Inc.	1.5
Cisco Systems, Inc.	1.3
Total	17.4%

Geographic Allocation (% of net assets)4,5

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Hexavest Global Equity Fund

January 31, 2013

Endnotes and Additional Disclosures

[1]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Cumulative Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Cumulative Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 11/30/13. Without the reimbursement, performance would have been lower.

[4]

The Fund may obtain exposure to certain market segments through investments in Exchange-Traded Funds (ETFs). For purposes of the charts, allocations with respect to the Fund’s investments in ETFs are based on the portfolio composition of each ETF as of the Fund’s report date.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Eaton Vance

Hexavest Global Equity Fund

January 31, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 29, 2012 – January 31, 2013). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2012 – January 31, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (8/29/12)	Ending Account Value (1/31/13)	Expenses Paid During Period (8/29/12 – 1/31/13)		Annualized Expense Ratio

Actual*
Class A	$1,000.00	$1,060.00	$6.16	***	1.40%
Class I	$1,000.00	$1,061.00	$5.06	***	1.15%

*    The Fund had not commenced operations on August 1, 2012. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 156/365 (to reflect the period from the commencement of operations on August 29, 2012 to January 31, 2013). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on August 29, 2012.

	Beginning Account Value (8/1/12)	Ending Account Value (1/31/13)	Expenses Paid During Period (8/1/12 – 1/31/13)		Annualized Expense Ratio

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,018.10	$7.12	***	1.40%
Class I	$1,000.00	$1,019.40	$5.85	***	1.15%

**	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on August 29, 2012.

***	Absent an allocation of certain expenses to affiliates, expenses would be higher.

5

Eaton Vance

Hexavest Global Equity Fund

January 31, 2013

Portfolio of Investments (Unaudited)

Common Stocks — 86.0%

Security	Shares	Value

Aerospace & Defense — 0.6%
BAE Systems PLC	5,043	$27,142
Lockheed Martin Corp.	1,387	120,489
Northrop Grumman Corp.	1,112	72,324

		$219,955

Air Freight & Logistics — 0.1%
Toll Holdings, Ltd.	2,246	$12,381
Yamato Holdings Co., Ltd.	2,000	33,614

		$45,995

Auto Components — 0.3%
Bridgestone Corp.	2,100	$55,076
Denso Corp.	1,100	41,212

		$96,288

Automobiles — 2.6%
Daimler AG	479	$27,879
Ford Motor Co.	26,193	339,199
General Motors Co.(1)	10,548	296,293
Honda Motor Co., Ltd.	500	18,900
Nissan Motor Co., Ltd.	4,300	44,026
Toyota Motor Corp.	3,800	181,505
Volkswagen AG, PFC Shares	87	21,539

		$929,341

Beverages — 3.4%
Anheuser-Busch InBev NV	446	$39,243
Asahi Group Holdings, Ltd.	2,800	59,508
Cia de Bebidas das Americas ADR, PFC Shares	688	32,377
Coca-Cola Amatil, Ltd.	2,548	36,774
Coca-Cola Enterprises, Inc.	958	33,405
Diageo PLC	3,563	106,064
Heineken NV	587	41,279
Kirin Holdings Co., Ltd.	8,000	99,966
Molson Coors Brewing Co., Class B	5,318	240,267
PepsiCo, Inc.	5,527	402,642
Pernod-Ricard SA	531	66,467
SABMiller PLC	1,226	61,217

		$1,219,209

Building Products — 0.0%(2)
Geberit AG(1)	39	$9,123

		$9,123

Security	Shares	Value

Capital Markets — 1.3%
Credit Suisse Group AG(1)	2,469	$72,916
Deutsche Bank AG	496	25,653
Julius Baer Group, Ltd.(1)	499	20,389
Man Group PLC	4,282	6,010
Northern Trust Corp.	1,949	100,315
Partners Group Holding AG	46	10,799
State Street Corp.	3,487	194,052
UBS AG (1)	2,365	41,074

		$471,208

Chemicals — 0.5%
Akzo Nobel NV	229	$15,673
Asahi Kasei Corp.	2,000	11,543
BASF SE	237	24,004
Givaudan SA (1)	17	18,877
Shin-Etsu Chemical Co., Ltd.	1,100	67,282
Syngenta AG	77	33,113

		$170,492

Commercial Banks — 6.9%
Australia and New Zealand Banking Group, Ltd.	6,162	$171,142
Banco Bilbao Vizcaya Argentaria SA	5,348	53,169
Banco Bradesco SA ADR, PFC Shares	911	16,744
Banco Santander SA	7,065	59,138
Bank of China, Ltd., Class H	39,000	19,266
Bank of Yokohama, Ltd. (The)	8,000	38,211
Barclays PLC	7,572	36,354
BNP Paribas	338	21,208
Commonwealth Bank of Australia	2,135	143,631
Fifth Third Bancorp	4,169	67,913
HSBC Holdings PLC	16,846	191,569
Industrial & Commercial Bank of China, Ltd., Class H	26,000	19,581
Intesa Sanpaolo SpA	8,263	16,843
Itau Unibanco Holding SA ADR, PFC Shares	1,027	17,695
KeyCorp	9,012	84,713
Mitsubishi UFJ Financial Group, Inc.	46,600	265,021
Mizuho Financial Group, Inc.	105,000	209,578
National Australia Bank, Ltd.	2,515	71,865
Nordea Bank AB	3,365	37,114
Skandinaviska Enskilda Banken AB, Class A	759	7,603
Standard Chartered PLC	2,653	70,539
Sumitomo Mitsui Financial Group, Inc.	5,000	200,819
Sumitomo Mitsui Trust Holding, Inc.	41,000	151,436
Swedbank AB, Class A	870	20,543
Turkiye Garanti Bankasi A.S. ADR	1,232	6,123

6	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Commercial Banks (continued)
U.S. Bancorp	1,915	$63,386
UniCredit SpA(1)	2,949	19,036
Wells Fargo & Co.	8,184	285,049
Westpac Banking Corp.	3,758	109,939

		$2,475,228

Commercial Services & Supplies — 0.1%
Brambles, Ltd.	2,433	$20,550

		$20,550

Communications Equipment — 1.7%
Cisco Systems, Inc.	22,153	$455,687
Nokia Oyj	1,986	7,795
Research In Motion, Ltd.(1)	6,685	86,596
Telefonaktiebolaget LM Ericsson, Class B	4,157	48,351

		$598,429

Computers & Peripherals — 1.6%
Dell, Inc.	18,232	$241,392
Hewlett-Packard Co.	16,119	266,125
Toshiba Corp.	12,000	53,431

		$560,948

Construction & Engineering — 0.1%
Balfour Beatty PLC	2,106	$8,855
Bouygues SA	257	7,292
Skanska AB, Class B	935	15,902
Vinci SA	311	15,831

		$47,880

Diversified Financial Services — 1.0%
ING Groep NV(1)	2,292	$23,182
Investor AB, Class B	1,262	35,846
JPMorgan Chase & Co.	5,407	254,399
ORIX Corp.	470	50,281

		$363,708

Diversified Telecommunication Services — 6.8%
AT&T, Inc.	20,295	$706,063
BCE, Inc.	3,670	163,041
Belgacom SA	377	11,501
Bell Aliant, Inc.	11,452	298,184
BT Group PLC	17,884	70,548
Chunghwa Telecom Co., Ltd. ADR	408	13,044

Security	Shares	Value

Diversified Telecommunication Services (continued)
Deutsche Telekom AG	2,633	$32,347
France Telecom SA	5,588	63,462
Inmarsat PLC	1,434	14,661
Koninklijke KPN NV	2,504	14,077
Nippon Telegraph & Telephone Corp.	5,400	226,160
Singapore Telecommunications, Ltd.	21,000	59,357
Swisscom AG	167	74,072
Telefonica SA	2,294	33,201
Telenor ASA	3,735	82,284
TeliaSonera AB	11,523	83,116
Telstra Corp., Ltd.	16,886	81,053
Verizon Communications, Inc.	7,733	337,236
Vivendi SA	3,166	67,802

		$2,431,209

Electric Utilities — 4.6%
American Electric Power Co., Inc.	4,829	$218,705
Chubu Electric Power Co., Inc.	1,400	17,684
Duke Energy Corp.	4,162	286,096
Edison International	3,227	155,509
Enel SpA	3,957	17,253
Entergy Corp.	2,705	174,743
Exelon Corp.	6,226	195,746
FirstEnergy Corp.	1,238	50,127
Iberdrola SA	1,435	7,722
Kansai Electric Power Co., Inc. (The)	1,700	16,197
Korea Electric Power Corp. ADR(1)	841	12,623
NextEra Energy, Inc.	3,398	244,826
Northeast Utilities	1,343	54,700
Pinnacle West Capital Corp.	1,035	55,248
PPL Corp.	3,905	118,283
Southern Co. (The)	490	21,673

		$1,647,135

Electrical Equipment — 0.5%
ABB, Ltd.(1)	3,934	$84,332
Alstom SA	401	17,775
Mitsubishi Electric Corp.	5,000	41,439
Nidec Corp.	600	34,297
Schneider Electric SA	272	20,693

		$198,536

Electronic Equipment, Instruments & Components — 0.4%
Hitachi, Ltd.	8,310	$49,312
Hon Hai Precision Industry Co., Ltd. GDR(3)	1,720	9,856

7	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Hoya Corp.	1,900	$36,686
Kyocera Corp.	500	45,290

		$141,144

Energy Equipment & Services — 1.5%
Baker Hughes, Inc.	4,192	$187,466
Halliburton Co.	7,617	309,859
Nabors Industries, Ltd.(1)	3,513	58,562

		$555,887

Food & Staples Retailing — 6.4%
Aeon Co., Ltd.	4,400	$49,906
Casino Guichard-Perrachon SA	195	19,096
Delhaize Group SA	271	12,858
FamilyMart Co., Ltd.	1,500	60,257
J Sainsbury PLC	1,611	8,441
Koninklijke Ahold NV	605	8,890
Kroger Co. (The)	5,786	160,272
Lawson, Inc.	900	65,220
Metro AG	270	8,338
Safeway, Inc.	7,838	150,881
Seven & I Holdings Co., Ltd.	4,700	142,778
Sysco Corp.	2,967	94,262
Tesco PLC	19,441	109,873
Wal-Mart de Mexico SAB de CV, Series V ADR	253	8,167
Wal-Mart Stores, Inc.	7,688	537,776
Walgreen Co.	15,934	636,723
Wesfarmers, Ltd.	2,291	89,906
WM Morrison Supermarkets PLC	4,190	16,666
Woolworths, Ltd.	3,572	116,367

		$2,296,677

Food Products — 3.0%
Archer-Daniels-Midland Co.	6,345	$181,023
Danone SA	1,332	92,273
Dean Foods Co.(1)	4,042	74,009
H.J. Heinz Co.	814	49,353
Hormel Foods Corp.	1,488	51,500
Kraft Foods Group, Inc.	1,066	49,271
Mondelez International, Inc., Class A	3,503	97,348
Nestle SA	3,947	277,148
Tyson Foods, Inc., Class A	2,487	55,012
Unilever NV	2,421	98,090
Unilever PLC	1,545	62,933

		$1,087,960

Security	Shares	Value

Gas Utilities — 0.3%
Osaka Gas Co., Ltd.	12,000	$45,013
Tokyo Gas Co., Ltd.	13,000	61,303

		$106,316

Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	5,752	$194,878
Coloplast A/S	210	11,079
Essilor International SA	304	30,986
Medtronic, Inc.	4,103	191,200
Smith and Nephew PLC	5,645	65,093
Stryker Corp.	2,451	153,555

		$646,791

Health Care Providers & Services — 1.0%
AmerisourceBergen Corp.	3,485	$158,114
Cardinal Health, Inc.	3,578	156,752
McKesson Corp.	476	50,090

		$364,956

Hotels, Restaurants & Leisure — 0.4%
Compass Group PLC	3,717	$44,996
Crown, Ltd.	3,921	47,377
Sodexo	207	18,452
Tabcorp Holdings, Ltd.	4,716	15,009
Tatts Group, Ltd.	5,757	19,540

		$145,374

Household Products — 2.2%
Kimberly-Clark Corp.	709	$63,462
Procter & Gamble Co.	8,025	603,159
Reckitt Benckiser Group PLC	1,866	124,317

		$790,938

Independent Power Producers & Energy Traders — 0.8%
AES Corp. (The)	4,822	$52,270
Calpine Corp.(1)	4,250	83,853
NRG Energy, Inc.	6,528	156,672

		$292,795

Industrial Conglomerates — 0.4%
Koninklijke Philips Electronics NV	2,303	$71,729
Siemens AG	749	82,063

		$153,792

8	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Insurance — 1.2%
AIA Group, Ltd.	22,702	$90,311
Aviva PLC	2,719	15,842
China Life Insurance Co., Ltd. ADR	210	10,506
MetLife, Inc.	2,158	80,580
Prudential PLC	1,343	20,387
Sampo Oyj	441	15,831
Sony Financial Holdings, Inc.	2,500	42,226
Suncorp Group, Ltd.	3,831	42,459
Tokio Marine Holdings, Inc.	2,300	67,924
Zurich Insurance Group AG(1)	154	44,285

		$430,351

Machinery — 0.1%
SMC Corp.	200	$34,617

		$34,617

Media — 0.5%
British Sky Broadcasting Group PLC	2,434	$31,485
Eutelsat Communications SA	285	9,790
JCDecaux SA	289	8,072
Lagardere SCA	656	23,712
News Corp., Class B	710	20,071
Pearson PLC	1,049	19,851
Reed Elsevier PLC	3,589	39,063
WPP PLC	1,266	19,879

		$171,923

Metals & Mining — 3.2%
Allied Nevada Gold Corp.(1)	360	$8,525
Anglo American PLC	249	7,448
AngloGold Ashanti, Ltd. ADR	240	6,725
ArcelorMittal	175	3,003
AuRico Gold, Inc.(1)	16,517	116,086
Barrick Gold Corp.	2,600	82,791
Barrick Gold Corp.	1,644	52,477
BHP Billiton PLC	1,378	47,254
BHP Billiton, Ltd.	2,512	98,802
Centerra Gold, Inc.	511	4,642
Eldorado Gold Corp.	2,625	29,345
Goldcorp, Inc.	1,085	38,215
IAMGOLD Corp.	16,552	135,914
Kinross Gold Corp.	22,925	188,015
Newcrest Mining, Ltd.	1,144	28,021
Newmont Mining Corp.	1,361	58,469
Norsk Hydro ASA	1,837	8,819

Security	Shares	Value

Metals & Mining (continued)
Osisko Mining Corp.(1)	3,696	$25,606
Pan American Silver Corp.	3,590	62,701
Randgold Resources, Ltd.	59	5,557
Rio Tinto PLC	1,420	80,222
SEMAFO, Inc.	5,333	14,918
Xstrata PLC	1,183	22,155
Yamana Gold, Inc.	637	10,410

		$1,136,120

Multi-Utilities — 2.7%
AGL Energy, Ltd.	2,824	$45,410
Ameren Corp.	1,919	62,252
Centrica PLC	3,401	18,886
Consolidated Edison, Inc.	2,682	152,552
Dominion Resources, Inc.	1,185	64,120
DTE Energy Co.	1,106	70,021
E.ON AG	1,207	20,988
GDF Suez	2,846	58,382
PG&E Corp.	7,684	327,646
Public Service Enterprise Group, Inc.	4,629	144,332

		$964,589

Multiline Retail — 0.2%
Dollar General Corp.(1)	599	$27,686
Dollar Tree, Inc.(1)	675	26,993
Family Dollar Stores, Inc.	472	26,762

		$81,441

Office Electronics — 0.1%
Canon, Inc.	937	$34,121
Neopost SA	72	4,110

		$38,231

Oil, Gas & Consumable Fuels — 5.1%
BG Group PLC	5,079	$90,147
BP PLC	25,078	185,640
Cairn Energy PLC(1)	522	2,372
Canadian Natural Resources, Ltd.	4,265	128,797
Chevron Corp.	1,906	219,476
Exxon Mobil Corp.	6,326	569,150
INPEX Corp.	7	40,529
OAO Gazprom ADR	2,781	26,281
OMV AG	81	3,337
Petroleo Brasileiro SA ADR	489	8,846

9	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Repsol SA	224	$4,996
Royal Dutch Shell PLC, Class A	908	32,187
Royal Dutch Shell PLC, Class A	412	14,571
Royal Dutch Shell PLC, Class B	2,930	106,496
Statoil ASA	3,375	89,918
Total SA	2,099	113,750
TransCanada Corp.	3,422	161,974
Woodside Petroleum, Ltd.	457	16,928

		$1,815,395

Paper & Forest Products — 0.2%
Domtar Corp.	1,036	$86,226

		$86,226

Personal Products — 0.3%
Kao Corp.	2,700	$77,452
L’Oreal SA	304	45,142

		$122,594

Pharmaceuticals — 12.3%
AbbVie, Inc.	5,752	$211,041
Astellas Pharma, Inc.	3,800	193,441
AstraZeneca PLC	3,451	166,751
Bayer AG	741	73,124
Bristol-Myers Squibb Co.	2,769	100,072
Chugai Pharmaceutical Co., Ltd.	700	14,400
Daiichi Sankyo Co., Ltd.	4,000	67,722
Eli Lilly & Co.	6,112	328,153
GlaxoSmithKline PLC	4,837	110,641
Johnson & Johnson	11,803	872,478
Merck & Co., Inc.	13,246	572,889
Merck KGaA	59	8,203
Mitsubishi Tanabe Pharma Corp.	2,800	37,536
Novartis AG	3,390	230,440
Novo Nordisk A/S, Class B	240	44,182
Pfizer, Inc.	21,878	596,832
Roche Holding AG PC	1,083	239,385
Sanofi	1,341	130,729
Santen Pharmaceutical Co., Ltd.	900	37,065
Shire PLC	2,359	78,914
Takeda Pharmaceutical Co., Ltd.	4,200	215,824
Teva Pharmaceutical Industries, Ltd.	1,780	67,635

		$4,397,457

Security	Shares	Value

Professional Services — 0.0%(2)
Adecco SA(1)	236	$13,533

		$13,533

Real Estate Investment Trusts (REITs) — 0.9%
Dexus Property Group	31,229	$34,043
Mirvac Group	37,910	62,921
Shopping Centres Australasia Property Group(1)	524	891
Stockland	18,404	66,176
Westfield Group	9,025	105,321
Westfield Retail Trust	14,755	49,413

		$318,765

Real Estate Management & Development — 0.2%
Cheung Kong (Holdings), Ltd.	4,000	$65,551

		$65,551

Road & Rail — 0.6%
Asciano, Ltd.	2,581	$13,019
Central Japan Railway Co.	400	34,986
East Japan Railway Co.	1,500	101,261
West Japan Railway Co.	1,500	59,150

		$208,416

Semiconductors & Semiconductor Equipment — 0.3%
Advanced Micro Devices, Inc.(1)	27,835	$72,371
Samsung Electronics Co., Ltd. GDR(4)	19	12,616
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	968	17,172

		$102,159

Software — 2.0%
Microsoft Corp.	24,106	$662,192
SAP AG	506	41,495

		$703,687

Specialty Retail — 0.5%
Best Buy Co., Inc.	5,755	$93,576
Hennes & Mauritz AB, Class B	2,223	81,796
Kingfisher PLC	2,679	11,448
RadioShack Corp.	1,440	4,738

		$191,558

Textiles, Apparel & Luxury Goods — 0.5%
Adidas AG	218	$20,245

10	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Compagnie Financiere Richemont AG, Class A	713	$58,569
LVMH Moet Hennessy Louis Vuitton SA	491	92,444

		$171,258

Tobacco — 1.7%
British American Tobacco PLC	1,789	$92,977
Imperial Tobacco Group PLC	2,195	81,619
Japan Tobacco, Inc.	5,400	168,486
Reynolds American, Inc.	5,500	241,890
Swedish Match AB	454	17,039

		$602,011

Trading Companies & Distributors — 0.6%
ITOCHU Corp.	1,500	$16,964
Mitsubishi Corp.	3,200	67,511
Mitsui & Co., Ltd.	6,100	92,194
Sumitomo Corp.	4,400	56,915

		$233,584

Wireless Telecommunication Services — 2.5%
America Movil SAB de CV ADR, Series L	325	$8,177
China Mobile, Ltd. ADR	475	25,982
KDDI Corp.	2,100	156,253
MTN Group, Ltd. ADR	1,507	29,688
NTT DoCoMo, Inc.	155	234,992
SoftBank Corp.	3,900	138,964
Sprint Nextel Corp.(1)	20,533	115,601
Vodafone Group PLC	63,713	173,883

		$883,540

Total Common Stocks (identified cost $29,320,447)		$30,860,870

Exchange-Traded Funds — 7.6%

Security	Shares	Value

Equity Funds — 7.6%
Financial Select Sector SPDR Fund (The)	4,677	$81,286
iShares Core S&P 500 ETF	4,730	711,676
iShares FTSE China 25 Index Fund	372	15,427
iShares MSCI Australia Index Fund	6,850	178,922
iShares MSCI Emerging Markets Index Fund	3,706	163,879
iShares MSCI Japan Index Fund	32,528	324,304
iShares MSCI Malaysia Index Fund	1,831	26,458

Security	Shares	Value

Equity Funds — 7.6%
iShares MSCI South Korea Index Fund	1,009	$60,106
iShares MSCI Switzerland Index Fund	4,098	117,613
iShares MSCI United Kingdom Index Fund	6,495	119,963
iShares S&P India Nifty 50 Index Fund	1,141	29,643
iShares S&P Latin America 40 Index Fund	124	5,641
SPDR S&P 500 ETF Trust	6,032	902,990

Total Exchange-Traded Funds (identified cost $2,610,905)		$2,737,908

Short-Term Investments — 4.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(5)	$1,681	$1,680,988

Total Short-Term Investments (identified cost $1,680,988)		$1,680,988

Total Investments — 98.3% (identified cost $33,612,340)		$35,279,766

Other Assets, Less Liabilities — 1.7%		$595,280

Net Assets — 100.0%		$35,875,046

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
PC	–	Participation Certificate
PFC Shares	–	Preference Shares

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2013, the aggregate value of these securities is $9,856 or less than 0.05% of the Fund’s net assets.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2013, the aggregate value of these securities is $12,616 or less than 0.05% of the Fund’s net assets.

(5)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2013.

11	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2013

Portfolio of Investments (Unaudited) — continued

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	45.8%	$16,452,059
Japan	12.4	4,463,484
United Kingdom	7.0	2,500,953
Canada	4.4	1,599,712
Australia	4.2	1,498,938
Switzerland	3.4	1,228,055
France	2.6	927,468
Germany	1.1	385,878
Sweden	1.0	347,310
Other (less than 1.0% each)	4.1	1,457,013

Common Stocks	86.0%	$30,860,870
Exchange-Traded Funds	7.6	2,737,908
Short-Term Investments	4.7	1,680,988

Total Investments	98.3%	$35,279,766

12	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	January 31, 2013
Unaffiliated investments, at value (identified cost, $31,931,352)	$33,598,778
Affiliated investment, at value (identified cost, $1,680,988)	1,680,988
Cash	71,552
Foreign currency, at value (identified cost, $719,275)	721,728
Dividends receivable	41,479
Interest receivable from affiliated investment	332
Receivable for investments sold	939,423
Receivable for Fund shares sold	25,772
Receivable for open forward foreign currency exchange contracts	99,271
Receivable for closed forward foreign currency exchange contracts	99,900
Tax reclaims receivable	1,882
Total assets	$37,281,105

Liabilities
Payable for investments purchased	$1,220,689
Payable for open forward foreign currency exchange contracts	22,658
Payable for closed forward foreign currency exchange contracts	74,849
Payable for Fund shares redeemed	12,816
Payable to affiliates:
Investment adviser and administration fee	22,788
Distribution and service fees	1,366
Other	7,844
Accrued expenses	43,049
Total liabilities	$1,406,059
Net Assets	$35,875,046

Sources of Net Assets
Paid-in capital	$34,470,125
Accumulated distributions in excess of net realized gain	(247,041)
Accumulated distributions in excess of net investment income	(96,448)
Net unrealized appreciation	1,748,410
Total	$35,875,046

Class A Shares
Net Assets	$6,509,960
Shares Outstanding	621,396
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.48
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$11.12

Class I Shares
Net Assets	$29,365,086
Shares Outstanding	2,799,981
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.49

On sales of $50,000 or more, the offering price of Class A shares is reduced.

13	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2013

Statement of Operations (Unaudited)

Investment Income	Period Ended January 31, 2013(1)
Dividends (net of foreign taxes, $8,906)	$272,243
Interest	66
Interest allocated from affiliated investment	1,445
Expenses allocated from affiliated investment	(144)
Total investment income	$273,610

Expenses
Investment adviser and administration fee	$92,696
Distribution and service fees
Class A	1,547
Trustees’ fees and expenses	871
Custodian fee	28,072
Transfer and dividend disbursing agent fees	1,019
Legal and accounting services	17,631
Printing and postage	3,953
Registration fees	21,310
Miscellaneous	3,198
Total expenses	$170,297
Deduct —
Allocation of expenses to affiliates	$34,079
Total expense reductions	$34,079

Net expenses	$136,218

Net investment income	$137,392

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(105,090)
Investment transactions allocated from affiliated investment	44
Foreign currency and forward foreign currency exchange contract transactions	14,967
Disposal of investments in violation of restrictions	1,861
Net realized loss	$(88,218)
Change in unrealized appreciation (depreciation) —
Investments	$1,667,426
Foreign currency and forward foreign currency exchange contracts	80,984
Net change in unrealized appreciation (depreciation)	$1,748,410

Net realized and unrealized gain	$1,660,192

Net increase in net assets from operations	$1,797,584

(1)	For the period from the start of business, August 29, 2012, to January 31, 2013.

14	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2013

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended January 31, 2013 (Unaudited)(1)
From operations —
Net investment income	$137,392
Net realized loss from investment, foreign currency and forward foreign currency exchange contract transactions and disposal of investments in violation of restrictions	(88,218)
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	1,748,410
Net increase in net assets from operations	$1,797,584
Distributions to shareholders —
From net investment income
Class A	$(44,625)
Class I	(189,215)
From net realized gain
Class A	(30,309)
Class I	(128,514)
Total distributions to shareholders	$(392,663)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$6,458,176
Class I	28,118,380
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	74,808
Class I	5,103
Cost of shares redeemed
Class A	(186,070)
Class I	(272)
Net increase in net assets from Fund share transactions	$34,470,125

Net increase in net assets	$35,875,046

Net Assets
At beginning of period	$—
At end of period	$35,875,046

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(96,448)

(1)	For the period from the start of business, August 29, 2012, to January 31, 2013.

15	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2013

Financial Highlights

	Class A
	Period Ended January 31, 2013 (Unaudited)(1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.004
Net realized and unrealized gain	0.601

Total income from operations	$0.605

Less Distributions
From net investment income	$(0.075)
From net realized gain	(0.050)

Total distributions	$(0.125)

Net asset value — End of period	$10.480

Total Return(3)	6.00	%(4)(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,510
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.40	%(7)
Net investment income	0.10	%(7)
Portfolio Turnover	29	%(4)

(1)	For the period from the start of business, August 29, 2012, to January 31, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

During the period ended January 31, 2013, the Fund realized a gain on the disposal of investments which did not meet the Fund’s investment guidelines. The gain was less than $0.01 per share and had no effect on total return for the period ended January 31, 2013.

(6)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.30% of average daily net assets for the period from the start of business, August 29, 2012, to January 31, 2013). Absent this reimbursement, total return would be lower.

(7)	Annualized.

16	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2013

Financial Highlights — continued

	Class I
	Period Ended January 31, 2013 (Unaudited)(1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.054
Net realized and unrealized gain	0.561

Total income from operations	$0.615

Less Distributions
From net investment income	$(0.075)
From net realized gain	(0.050)

Total distributions	$(0.125)

Net asset value — End of period	$10.490

Total Return(3)	6.10	%(4)(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$29,365
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.15	%(7)
Net investment income	1.23	%(7)
Portfolio Turnover	29	%(4)

(1)	For the period from the start of business, August 29, 2012, to January 31, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

During the period ended January 31, 2013, the Fund realized a gain on the disposal of investments which did not meet the Fund’s investment guidelines. The gain was less than $0.01 per share and had no effect on total return for the period ended January 31, 2013.

(6)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.30% of average daily net assets for the period from the start of business, August 29, 2012 to January 31, 2013). Absent this reimbursement, total return would be lower.

(7)	Annualized.

17	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Hexavest Global Equity Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on August 29, 2012. The Fund’s investment objective is long-term capital appreciation. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of January 31, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

18

Eaton Vance

Hexavest Global Equity Fund

January 31, 2013

Notes to Financial Statements (Unaudited) — continued

E Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K Interim Financial Statements — The interim financial statements relating to January 31, 2013 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute at least annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.80% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the period from the start of business on August 29, 2012 to January 31, 2013, the investment adviser and administration fee amounted to $92,696 or 0.80% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Hexavest Inc. (Hexavest), an affiliate of EVM and a registered investment adviser. EVM pays Hexavest a portion of its advisory and administration fee for sub-advisory services provided to the Fund.

EVM and Hexavest have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.40% and 1.15% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or

19

Eaton Vance

Hexavest Global Equity Fund

January 31, 2013

Notes to Financial Statements (Unaudited) — continued

terminated after November 30, 2013. Pursuant to this agreement, EVM and Hexavest were allocated $34,079 in total of the Fund’s operating expenses for the period ended January 31, 2013.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the period ended January 31, 2013, EVM earned $84 in sub-transfer agent fees. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended January 31, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the period ended January 31, 2013 amounted to $1,547 for Class A shares.

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the period ended January 31, 2013, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $39,565,421 and $7,530,840, respectively, for the period ended January 31, 2013.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Period Ended January 31, 2013 (Unaudited)(1)

Sales	631,985
Issued to shareholders electing to receive payments of distributions in Fund shares	7,407
Redemptions	(17,996)
Net increase	621,396

Class I	Period Ended January 31, 2013 (Unaudited)(1)

Sales	2,799,503
Issued to shareholders electing to receive payments of distributions in Fund shares	505
Redemptions	(27)
Net increase	2,799,981

(1)	For the period from the start of business, August 29, 2012, to January 31, 2013.

20

Eaton Vance

Hexavest Global Equity Fund

January 31, 2013

Notes to Financial Statements (Unaudited) — continued

At January 31, 2013, EVM owned approximately 73% and accounts advised by EVM and an investment company sponsored by EVM owned in the aggregate approximately 19% of the value of the outstanding shares of the Fund.

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$33,612,340

Gross unrealized appreciation	$2,095,225
Gross unrealized depreciation	(427,799)

Net unrealized appreciation	$1,667,426

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at January 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)

3/20/13	Australian Dollar 315,409	United States Dollar 329,311	State Street Trust Company Canada	$1,492
3/20/13	Australian Dollar 728,775	Euro 557,200	State Street Trust Company Canada	(693)
3/20/13	Canadian Dollar 2,867,718	United States Dollar 2,891,913	State Street Trust Company Canada	20,199
3/20/13	Euro 73,787	United States Dollar 96,226	State Street Trust Company Canada	(3,986)
3/20/13	Norwegian Krone 238,000	United States Dollar 41,979	State Street Trust Company Canada	(1,510)
3/21/13	Japanese Yen 43,305,478	United States Dollar 526,088	State Street Trust Company Canada	52,377
3/21/13	Japanese Yen 21,500,000	United States Dollar 242,489	State Street Trust Company Canada	7,304
3/21/13	Japanese Yen 64,439,000	United States Dollar 711,145	State Street Trust Company Canada	6,258

				$81,441

21

Eaton Vance

Hexavest Global Equity Fund

January 31, 2013

Notes to Financial Statements (Unaudited) — continued

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
3/20/13	British Pound Sterling 131,000	Euro 156,055	State Street Trust Company Canada	$(4,228)
3/20/13	British Pound Sterling 366,623	United States Dollar 590,964	State Street Trust Company Canada	(9,640)
3/20/13	Danish Krone 496,000	United States Dollar 86,608	State Street Trust Company Canada	3,700
3/20/13	Hong Kong Dollar 7,976,482	United States Dollar 1,029,363	State Street Trust Company Canada	(690)
3/20/13	New Zealand Dollar 16,000	United States Dollar 13,339	State Street Trust Company Canada	48
3/20/13	Singapore Dollar 153,265	United States Dollar 125,511	State Street Trust Company Canada	(1,681)
3/20/13	Swedish Krona 662,403	United States Dollar 99,399	State Street Trust Company Canada	4,689
3/20/13	Swiss Franc 50,760	United States Dollar 54,561	State Street Trust Company Canada	1,243
3/26/13	Indian Rupee 3,481,000	United States Dollar 62,823	State Street Trust Company Canada	1,961
12/31/13	Hong Kong Dollar 240,000	United States Dollar 30,994	State Street Trust Company Canada	(19)
12/31/13	Singapore Dollar 21,000	United States Dollar 17,182	State Street Trust Company Canada	(211)

				$(4,828)

At January 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. The Fund enters into forward foreign currency exchange contracts to enhance return.

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At January 31, 2013, the fair value of derivatives with credit-related contingent features in a net liability position was $97,507.

The non-exchange traded derivatives in which the Fund invests, including forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At January 31, 2013, the maximum amount of loss the Fund would incur due to counterparty risk was $199,171, representing the fair value of such derivatives in an asset position. To mitigate this risk, the Fund has entered into a master netting agreement with its derivative counterparty, which allows it and the counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Fund or the counterparty. At January 31, 2013, the maximum amount of loss the Fund would incur due to counterparty risk would be reduced by approximately $97,500 due to the master netting agreement. The counterparty may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Fund if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparty with respect to such contracts would also reduce the amount of any loss incurred.

22

Eaton Vance

Hexavest Global Equity Fund

January 31, 2013

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at January 31, 2013 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative
Forward foreign currency exchange contracts	$99,271	(1)	$(22,658	)(2)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the period ended January 31, 2013 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward foreign currency exchange contracts	$(22,699	)(1)	$76,613	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the period ended January 31, 2013, which is indicative of the volume of this derivative type, was approximately $7,909,000.

10  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the period ended January 31, 2013.

11  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

23

Eaton Vance

Hexavest Global Equity Fund

January 31, 2013

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$815,247	$971,936	$—	$1,787,183
Consumer Staples	3,762,799	2,356,590	—	6,119,389
Energy	1,670,411	700,871	—	2,371,282
Financials	1,182,366	2,942,445	—	4,124,811
Health Care	3,586,054	1,823,150	—	5,409,204
Industrials	192,813	993,168	—	1,185,981
Information Technology	1,824,007	320,591	—	2,144,598
Materials	921,065	471,773	—	1,392,838
Telecommunication Services	1,697,016	1,617,733	—	3,314,749
Utilities	2,701,997	308,838	—	3,010,835

Total Common Stocks	$18,353,775	$12,507,095 *	$—	$30,860,870

Exchange-Traded Funds	$2,737,908	$—	$—	$2,737,908
Short-Term Investments	—	1,680,988	—	1,680,988

Total Investments	$21,091,683	$14,188,083	$—	$35,279,766

Forward Foreign Currency Exchange Contracts	$—	$99,271	$—	$99,271

Total	$21,091,683	$14,287,354	$—	$35,379,037

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(22,658)	$—	$(22,658)

Total	$—	$(22,658)	$—	$(22,658)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

24

Eaton Vance

Hexavest Global Equity Fund

January 31, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on August 6, 2012, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory and administrative agreements of Eaton Vance Hexavest Emerging Markets Equity Fund, Eaton Vance Hexavest Global Equity Fund, Eaton Vance Hexavest International Equity Fund, and Eaton Vance Hexavest U.S. Equity Fund (each a “Fund,” and collectively, the “Funds”), with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Hexavest Inc. (the “Sub-adviser”), an affiliate of Eaton Vance Management. The Board reviewed information furnished for the August 6, 2012 meeting as well as information previously furnished with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by each Fund and the anticipated expense ratio of each Fund;

•

Comparative information concerning fees charged by the Adviser and Sub-adviser for managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those to be used in managing each Fund, if applicable, and concerning fees charged by other advisers for managing funds similar to each Fund;

Information about Portfolio Management

•	Descriptions of the investment management services to be provided to each Fund, including the investment strategies and processes to be employed;

•

Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser and Sub-adviser as a result of brokerage allocation for each Fund, including information concerning the acquisition of research through client commission arrangements and each Fund’s policies with respect to “soft dollar” arrangements;

•	The procedures and processes to be used to determine the fair value of each Fund’s assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser and Sub-adviser

•	Reports and/or other information provided by the Adviser and the Sub-adviser describing the financial results and condition of the Adviser and Sub-adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for each Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of the Adviser and its affiliates, including the Sub-adviser, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of the Adviser’s and the Sub-adviser’s policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates, including the Sub-adviser, on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates;

•	A description of the Adviser’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser (which is the administrator) and the Sub-adviser; and

•	The terms of the investment advisory and administrative agreement and sub-advisory agreement of each Fund.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of each Fund’s investment advisory and administrative agreement and sub-advisory agreement with the Adviser and Sub-

25

Eaton Vance

Hexavest Global Equity Fund

January 31, 2013

Board of Trustees’ Contract Approval — continued

adviser, including their fee structures, are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the terms of the investment advisory and administrative agreement and sub-advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and sub-advisory agreement of each Fund, the Board evaluated the nature, extent and quality of services to be provided to each Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments to be held by each Fund, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to each Fund and, with respect to the Adviser, whose responsibilities may include supervising the Sub-adviser and coordinating activities in implementing each Fund’s investment strategy. In particular, the Board noted the Sub-adviser’s experience employing a top-down investment approach that incorporates proprietary fundamental research and quantitative models. With respect to the Eaton Vance Hexavest Emerging Markets Equity Fund, the Board considered the abilities and experiences of such personnel in investing in equity securities of companies located in emerging market countries. With respect to the Eaton Vance Hexavest Global Equity Fund, the Board considered the abilities and experiences of such personnel in investing in equity securities of companies domiciled in developed countries, including the United States. With respect to the Eaton Vance Hexavest International Equity Fund, the Board considered the abilities and experiences of such personnel in investing in equity securities located in Europe, Australasia, and the Far East. With respect to the Eaton Vance Hexavest U.S. Equity Fund, the Board considered the abilities and experiences of such personnel in investing in U.S. equities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention expected to be devoted to Fund matters by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of each investment advisory and administrative agreement and sub-advisory agreement.

Fund Performance

Because the Funds have not yet commenced operations, the Funds have no performance record.

Management Fees and Expenses

The Board reviewed contractual fee rates to be payable by each Fund for advisory, sub-advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees as compared to a group of similarly managed funds selected by an independent data provider and each Fund’s estimated expense ratio for a one-year period.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser and Sub-adviser, the Board concluded that the management fees proposed to be charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits projected to be realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund. The Board considered the level of profits expected to be realized without regard to revenue sharing or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with each Fund, including the benefits of research services that may be available to the Adviser or Sub-adviser as a result of securities transactions effected for each Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered, the profits expected to be realized by the Adviser and its affiliates, including the sub-adviser, are reasonable.

26

Eaton Vance

Hexavest Global Equity Fund

January 31, 2013

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structures of the advisory fees, which include breakpoints at several asset levels, can be expected to allow the Funds to benefit from economies of scale in the future.

27

Eaton Vance

Hexavest Global Equity Fund

January 31, 2013

Officers and Trustees

Officers of Eaton Vance Hexavest Global Equity Fund

Duncan W. Richardson

President

James F. Kirchner

Treasurer

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Hexavest Global Equity Fund

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

28

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

29

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Hexavest Inc.

1250 René Lévesque Blvd. West, Suite 4200

Montréal, Quebec

Canada    H3B 4W8

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Asset Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

6604-3/13	HEXGESRC

Eaton Vance Hexavest International Equity Fund Semiannual Report January 31, 2013

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report January 31, 2013

Eaton Vance

Hexavest International Equity Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	24

Officers and Trustees	26

Important Notices	27

Eaton Vance

Hexavest International Equity Fund

January 31, 2013

Performance 1,2

Portfolio Managers Vital Proulx, CFA, Jean-René Adam, CFA, Jean-Pierre Couture, Marc Christopher Lavoie, CFA, Denis Rivest, CFA, Frédéric Imbeault, CFA, each of Hexavest Inc.

% Cumulative Total Returns	Inception Date	Since Inception
Class A at NAV	08/29/2012	8.28%
Class A with 5.75% Maximum Sales Charge	—	2.06
Class I at NAV	08/29/2012	8.45
MSCI EAFE Index	08/29/2012	15.09%

% Total Annual Operating Expense Ratios[3]	Class A	Class I
Gross	1.48%	1.23%
Net	1.43	1.18

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Hexavest International Equity Fund

January 31, 2013

Fund Profile

Equity Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)5

Nestle SA	2.2%
Roche Holding AG PC	1.9
Novartis AG	1.8
Sanofi	1.7
HSBC Holdings PLC	1.5
Vodafone Group PLC	1.4
BP PLC	1.4
AstraZeneca PLC	1.3
Mitsubishi UFJ Financial Group, Inc.	1.1
Takeda Pharmaceutical Co., Ltd.	1.1

Total	15.4%

Geographic Allocation (% of net assets)4,5

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Hexavest International Equity Fund

January 31, 2013

Endnotes and Additional Disclosures

1	MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

2	Cumulative Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Cumulative Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

3	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 11/30/13. Without the reimbursement, performance would have been lower.

4	The Fund may obtain exposure to certain market segments through investments in Exchange-Traded Funds (ETFs). For purposes of the charts, allocations with respect to the Fund’s investments in ETFs are based on the portfolio composition of each ETF as of the Fund’s report date.

5	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Eaton Vance

Hexavest International Equity Fund

January 31, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 29, 2012 – January 31, 2013). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2012 – January 31, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (8/29/12)	Ending Account Value (1/31/13)	Expenses Paid During Period (8/29/12 – 1/31/13)		Annualized Expense Ratio
Actual*
Class A	$1,000.00	$1,082.80	$6.23	***	1.40%
Class I	$1,000.00	$1,084.50	$5.12	***	1.15%

*    The Fund had not commenced operations on August 1, 2012. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 156/365 (to reflect the period from the commencement of operations on August 29, 2012 to January 31, 2013). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on August 29, 2012.

	Beginning Account Value (8/1/12)	Ending Account Value (1/31/13)	Expenses Paid During Period (8/1/12 – 1/31/13)		Annualized Expense Ratio
Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,018.10	$7.12	***	1.40%
Class I	$1,000.00	$1,019.40	$5.85	***	1.15%

**	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on August 29, 2012.

***	Absent an allocation of certain expenses to affiliates, expenses would be higher.

5

Eaton Vance

Hexavest International Equity Fund

January 31, 2013

Portfolio of Investments (Unaudited)

Common Stocks — 88.5%

Security	Shares	Value

Aerospace & Defense — 0.2%
BAE Systems PLC	2,554	$13,746

		$13,746

Air Freight & Logistics — 0.3%
Toll Holdings, Ltd.	1,148	$6,328
Yamato Holdings Co., Ltd.	600	10,085

		$16,413

Auto Components — 0.6%
Bridgestone Corp.	700	$18,359
Denso Corp.	400	14,986

		$33,345

Automobiles — 1.4%
Daimler AG	220	$12,804
Honda Motor Co., Ltd.	200	7,560
Nissan Motor Co., Ltd.	1,000	10,238
Toyota Motor Corp.	800	38,212
Volkswagen AG, PFC Shares	26	6,437

		$75,251

Beverages — 3.5%
Anheuser-Busch InBev NV	226	$19,885
Asahi Group Holdings, Ltd.	700	14,877
Cia de Bebidas das Americas ADR, PFC Shares	83	3,906
Coca-Cola Amatil, Ltd.	839	12,109
Diageo PLC	1,698	50,546
Heineken NV	298	20,956
Kirin Holdings Co., Ltd.	1,000	12,496
Pernod-Ricard SA	271	33,922
SABMiller PLC	445	22,220

		$190,917

Building Products — 0.1%
Geberit AG(1)	17	$3,977

		$3,977

Capital Markets — 1.5%
Credit Suisse Group AG(1)	1,044	$30,832
Deutsche Bank AG	288	14,895
Julius Baer Group, Ltd.(1)	294	12,013
Man Group PLC	2,032	2,852

Security	Shares	Value

Capital Markets (continued)
Partners Group Holding AG	27	$6,339
UBS AG(1)	956	16,603

		$83,534

Chemicals — 1.5%
Akzo Nobel NV	178	$12,183
Asahi Kasei Corp.	1,000	5,772
BASF SE	147	14,888
Givaudan SA(1)	8	8,883
Shin-Etsu Chemical Co., Ltd.	400	24,466
Syngenta AG	34	14,621

		$80,813

Commercial Banks — 11.4%
Australia and New Zealand Banking Group, Ltd.	1,634	$45,382
Banco Bilbao Vizcaya Argentaria SA	2,600	25,849
Banco Bradesco SA ADR, PFC Shares	110	2,022
Banco Santander SA	3,578	29,950
Bank of China, Ltd., Class H	7,000	3,458
Bank of Yokohama, Ltd. (The)	2,000	9,553
Barclays PLC	3,460	16,612
BNP Paribas	213	13,365
Commonwealth Bank of Australia	606	40,768
HSBC Holdings PLC	7,121	80,978
Industrial & Commercial Bank of China, Ltd., Class H	5,000	3,766
Intesa Sanpaolo SpA	6,552	13,355
Itau Unibanco Holding SA ADR, PFC Shares	124	2,136
Mitsubishi UFJ Financial Group, Inc.	11,000	62,558
Mizuho Financial Group, Inc.	29,900	59,680
National Australia Bank, Ltd.	716	20,459
Nordea Bank AB	1,363	15,033
Skandinaviska Enskilda Banken AB, Class A	330	3,306
Standard Chartered PLC	1,024	27,227
Sumitomo Mitsui Financial Group, Inc.	1,300	52,213
Sumitomo Mitsui Trust Holding, Inc.	9,000	33,242
Swedbank AB, Class A	508	11,995
Turkiye Garanti Bankasi A.S. ADR	226	1,123
UniCredit SpA(1)	2,392	15,441
Westpac Banking Corp.	1,124	32,882

		$622,353

Commercial Services & Supplies — 0.2%
Brambles, Ltd.	1,240	$10,474

		$10,474

6	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Communications Equipment — 0.5%
Nokia Oyj	2,086	$8,187
Telefonaktiebolaget LM Ericsson, Class B	1,858	21,611

		$29,798

Computers & Peripherals — 0.2%
Toshiba Corp.	3,000	$13,358

		$13,358

Construction & Engineering — 0.6%
Balfour Beatty PLC	1,049	$4,411
Bouygues SA	227	6,441
Skanska AB, Class B	598	10,170
Vinci SA	194	9,875

		$30,897

Diversified Financial Services — 0.9%
ING Groep NV(1)	1,425	$14,413
Investor AB, Class B	639	18,150
ORIX Corp.	130	13,908

		$46,471

Diversified Telecommunication Services — 6.7%
Belgacom SA	296	$9,030
BT Group PLC	7,733	30,505
Chunghwa Telecom Co., Ltd. ADR	75	2,398
Deutsche Telekom AG	1,332	16,364
France Telecom SA	2,525	28,676
Inmarsat PLC	840	8,588
Koninklijke KPN NV	1,918	10,782
Nippon Telegraph & Telephone Corp.	1,400	58,634
Singapore Telecommunications, Ltd.	6,000	16,959
Swisscom AG	68	30,161
Telefonica SA	1,411	20,421
Telenor ASA	1,527	33,641
TeliaSonera AB	4,514	32,560
Telstra Corp., Ltd.	5,265	25,272
Vivendi SA	1,834	39,276

		$363,267

Electric Utilities — 0.6%
Chubu Electric Power Co., Inc.	700	$8,842
Enel SpA	2,457	10,713
Iberdrola SA	895	4,816
Kansai Electric Power Co., Inc. (The)	800	7,622

Security	Shares	Value

Electric Utilities (continued)
Korea Electric Power Corp. ADR(1)	154	$2,312

		$34,305

Electrical Equipment — 1.6%
ABB, Ltd.(1)	1,877	$40,237
Alstom SA	303	13,431
Mitsubishi Electric Corp.	1,000	8,288
Nidec Corp.	200	11,432
Schneider Electric SA	208	15,824

		$89,212

Electronic Equipment, Instruments & Components — 0.9%
Hitachi, Ltd.	2,622	$15,559
Hon Hai Precision Industry Co., Ltd. GDR(2)	315	1,805
Hoya Corp.	600	11,585
Kyocera Corp.	200	18,116

		$47,065

Food & Staples Retailing — 4.3%
Aeon Co., Ltd.	1,000	$11,342
Casino Guichard-Perrachon SA	120	11,752
Delhaize Group SA	205	9,726
FamilyMart Co., Ltd.	300	12,051
J Sainsbury PLC	849	4,448
Koninklijke Ahold NV	377	5,540
Lawson, Inc.	200	14,493
Metro AG	167	5,158
Seven & I Holdings Co., Ltd.	1,300	39,492
Tesco PLC	7,953	44,947
Wal-Mart de Mexico SAB de CV, Series V ADR	46	1,485
Wesfarmers, Ltd.	697	27,353
WM Morrison Supermarkets PLC	2,271	9,033
Woolworths, Ltd.	1,193	38,865

		$235,685

Food Products — 4.5%
Danone SA	636	$44,058
Nestle SA	1,711	120,142
Unilever NV	1,366	55,345
Unilever PLC	574	23,381

		$242,926

Gas Utilities — 0.8%
Osaka Gas Co., Ltd.	5,000	$18,755

7	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Gas Utilities (continued)
Tokyo Gas Co., Ltd.	5,000	$23,578

		$42,333

Health Care Equipment & Supplies — 0.8%
Coloplast A/S	125	$6,595
Essilor International SA	165	16,818
Smith and Nephew PLC	1,978	22,808

		$46,221

Hotels, Restaurants & Leisure — 1.2%
Compass Group PLC	1,644	$19,901
Crown, Ltd.	1,132	13,678
Sodexo	146	13,015
Tabcorp Holdings, Ltd.	2,537	8,074
Tatts Group, Ltd.	3,090	10,488

		$65,156

Household Products — 1.0%
Reckitt Benckiser Group PLC	803	$53,497

		$53,497

Industrial Conglomerates — 1.0%
Koninklijke Philips Electronics NV	1,288	$40,116
Siemens AG	142	15,558

		$55,674

Insurance — 2.4%
AIA Group, Ltd.	6,925	$27,548
Aviva PLC	1,678	9,777
China Life Insurance Co., Ltd. ADR	38	1,901
Prudential PLC	895	13,586
Sampo Oyj	353	12,672
Sony Financial Holdings, Inc.	600	10,134
Suncorp Group, Ltd.	1,126	12,480
Tokio Marine Holdings, Inc.	800	23,626
Zurich Insurance Group AG(1)	66	18,979

		$130,703

Machinery — 0.3%
SMC Corp.	100	$17,308

		$17,308

Security	Shares	Value

Media — 1.8%
British Sky Broadcasting Group PLC	1,103	$14,268
Eutelsat Communications SA	199	6,836
JC Decaux SA	177	4,944
Lagardere SCA	496	17,928
News Corp., Class B	374	10,572
Pearson PLC	569	10,768
Reed Elsevier PLC	1,722	18,742
WPP PLC	753	11,824

		$95,882

Metals & Mining — 3.5%
Anglo American PLC	155	$4,636
AngloGold Ashanti, Ltd. ADR	29	813
ArcelorMittal	106	1,819
AuRico Gold, Inc.(1)	1,391	9,776
Barrick Gold Corp.	363	11,559
BHP Billiton PLC	611	20,952
BHP Billiton, Ltd.	754	29,656
Centerra Gold, Inc.	82	745
Eldorado Gold Corp.	389	4,349
Goldcorp, Inc.	202	7,115
IAMGOLD Corp.	977	8,026
Kinross Gold Corp.	1,252	10,268
Newcrest Mining, Ltd.	246	6,026
Newmont Mining Corp.	119	5,112
Norsk Hydro ASA	871	4,181
Osisko Mining Corp.(1)	115	797
Pan American Silver Corp.	594	10,374
Randgold Resources, Ltd.	15	1,413
Rio Tinto PLC	617	34,857
SEMAFO, Inc.	528	1,477
Xstrata PLC	684	12,810
Yamana Gold, Inc.	136	2,223

		$188,984

Multi-Utilities — 1.2%
AGL Energy, Ltd.	889	$14,295
Centrica PLC	2,111	11,722
E.ON AG	748	13,006
GDF Suez	1,253	25,704

		$64,727

Office Electronics — 0.3%
Canon, Inc.	294	$10,706

8	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Office Electronics (continued)
Neopost SA	59	$3,368

		$14,074

Oil, Gas & Consumable Fuels — 5.4%
BG Group PLC	2,418	$42,917
BP PLC	10,247	75,853
Cairn Energy PLC(1)	253	1,150
OAO Gazprom ADR	337	3,185
OMV AG	51	2,101
Petroleo Brasileiro SA ADR	89	1,610
Repsol SA	136	3,033
Royal Dutch Shell PLC, Class A	409	14,498
Royal Dutch Shell PLC, Class A	277	9,797
Royal Dutch Shell PLC, Class B	1,200	43,616
Statoil ASA	1,307	34,822
Total SA	982	53,217
Woodside Petroleum, Ltd.	236	8,742

		$294,541

Personal Products — 1.0%
Kao Corp.	900	$25,817
L’Oreal SA	212	31,481

		$57,298

Pharmaceuticals — 12.7%
Astellas Pharma, Inc.	900	$45,815
AstraZeneca PLC	1,485	71,755
Bayer AG	339	33,454
Chugai Pharmaceutical Co., Ltd.	400	8,228
Daiichi Sankyo Co., Ltd.	1,200	20,317
GlaxoSmithKline PLC	2,303	52,679
Merck KGaA	36	5,005
Mitsubishi Tanabe Pharma Corp.	700	9,384
Novartis AG	1,455	98,906
Novo Nordisk A/S, Class B	121	22,275
Roche Holding AG PC	461	101,899
Sanofi	924	90,077
Santen Pharmaceutical Co., Ltd.	300	12,355
Shire PLC	954	31,913
Takeda Pharmaceutical Co., Ltd.	1,200	61,664
Teva Pharmaceutical Industries, Ltd.	708	26,902

		$692,628

Security	Shares	Value

Professional Services — 0.2%
Adecco SA(1)	147	$8,429

		$8,429

Real Estate Investment Trusts (REITs) — 1.8%
Dexus Property Group	10,292	$11,219
Mirvac Group	11,692	19,406
Shopping Centres Australasia Property Group(1)	227	386
Stockland	5,321	19,133
Westfield Group	2,887	33,691
Westfield Retail Trust	4,261	14,270

		$98,105

Real Estate Management & Development — 0.3%
Cheung Kong (Holdings), Ltd.	1,000	$16,388

		$16,388

Road & Rail — 1.3%
Asciano, Ltd.	1,291	$6,512
East Japan Railway Co.	600	40,505
West Japan Railway Co.	600	23,660

		$70,677

Semiconductors & Semiconductor Equipment — 0.1%
Samsung Electronics Co., Ltd. GDR(3)	3	$1,992
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	177	3,140

		$5,132

Software — 0.2%
SAP AG	136	$11,153

		$11,153

Specialty Retail — 0.8%
Hennes & Mauritz AB, Class B	948	$34,882
Kingfisher PLC	1,522	6,504

		$41,386

Textiles, Apparel & Luxury Goods — 1.5%
Adidas AG	135	$12,537
Compagnie Financiere Richemont AG, Class A	283	23,247
LVMH Moet Hennessy Louis Vuitton SA	234	44,057

		$79,841

9	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Tobacco — 2.4%
British American Tobacco PLC	835	$43,396
Imperial Tobacco Group PLC	935	34,767
Japan Tobacco, Inc.	1,400	43,682
Swedish Match AB	281	10,546

		$132,391

Trading Companies & Distributors — 1.5%
ITOCHU Corp.	700	$7,917
Mitsubishi Corp.	1,100	23,207
Mitsui & Co., Ltd.	2,200	33,250
Sumitomo Corp.	1,500	19,403

		$83,777

Wireless Telecommunication Services — 3.5%
America Movil SAB de CV ADR, Series L	59	$1,484
China Mobile, Ltd. ADR	70	3,829
KDDI Corp.	200	14,881
MTN Group, Ltd. ADR	182	3,585
NTT DoCoMo, Inc.	39	59,127
SoftBank Corp.	900	32,069
Vodafone Group PLC	28,624	78,120

		$193,095

Total Common Stocks (identified cost $4,433,738)		$4,823,207

Exchange-Traded Funds — 7.9%

Security	Shares	Value

Equity Funds — 7.9%
iShares FTSE China 25 Index Fund	45	$1,866
iShares MSCI Australia Index Fund	1,431	37,378
iShares MSCI Emerging Markets Index Fund	388	17,157
iShares MSCI EMU Index Fund	2,331	80,932
iShares MSCI Japan Index Fund	12,335	122,980
iShares MSCI Malaysia Index Fund	222	3,208
iShares MSCI South Korea Index Fund	126	7,506
iShares MSCI Switzerland Index Fund	1,666	47,814
iShares MSCI United Kingdom Index Fund	5,968	110,229
iShares S&P India Nifty 50 Index Fund	66	1,715
iShares S&P Latin America 40 Index Fund	22	1,001

Total Exchange-Traded Funds (identified cost $408,836)		$431,786

Short-Term Investments — 4.6%
Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.12%(4)	$251	$250,526

Total Short-Term Investments (identified cost $250,526)		$250,526

Total Investments — 101.0% (identified cost $5,093,100)		$5,505,519

Other Assets, Less Liabilities — (1.0)%		$(51,878)

Net Assets — 100.0%		$5,453,641

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
PC	–	Participation Certificate
PFC Shares	–	Preference Shares

(1)	Non-income producing security.

(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2013, the aggregate value of these securities is $1,805 or less than 0.05% of the Fund’s net assets.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2013, the aggregate value of these securities is $1,992 or less than 0.05% of the Fund’s net assets.

(4)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2013.

10	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2013

Portfolio of Investments (Unaudited) — continued

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
Japan	22.1%	$1,204,407
United Kingdom	20.3	1,108,020
Switzerland	9.8	535,268
France	9.6	524,065
Australia	8.6	467,948
Germany	3.0	161,259
Netherlands	2.9	159,335
Sweden	2.9	158,253
Spain	1.6	84,069
Norway	1.3	72,644
Canada	1.2	66,709
Other (less than 1.0% each)	5.2	281,230

Common Stocks	88.5%	$4,823,207
Exchange-Traded Funds	7.9	431,786
Short-Term Investments	4.6	250,526

Total Investments	101.0%	$5,505,519

11	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	January 31, 2013
Unaffiliated investments, at value (identified cost, $4,842,574)	$5,254,993
Affiliated investment, at value (identified cost, $250,526)	250,526
Cash	6,022
Foreign currency, at value (identified cost, $171,838)	173,474
Dividends receivable	4,953
Interest receivable from affiliated investment	13
Receivable for investments sold	119,752
Receivable for open forward foreign currency exchange contracts	9,205
Receivable for closed forward foreign currency exchange contracts	18,406
Tax reclaims receivable	1,086
Receivable from affiliates	6,621
Total assets	$5,845,051

Liabilities
Payable for investments purchased	$327,029
Payable for open forward foreign currency exchange contracts	4,254
Payable for closed forward foreign currency exchange contracts	16,357
Payable to affiliates:
Investment adviser and administration fee	3,629
Distribution and service fees	17
Accrued expenses	40,124
Total liabilities	$391,410
Net Assets	$5,453,641

Sources of Net Assets
Paid-in capital	$5,100,598
Accumulated distributions in excess of net realized gain	(49,359)
Accumulated distributions in excess of net investment income	(17,409)
Net unrealized appreciation	419,811
Total	$5,453,641

Class A Shares
Net Assets	$81,766
Shares Outstanding	7,648
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.69
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$11.34

Class I Shares
Net Assets	$5,371,875
Shares Outstanding	502,077
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.70

On	sales of $50,000 or more, the offering price of Class A shares is reduced.

12	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2013

Statement of Operations (Unaudited)

Investment Income	Period Ended January 31, 2013(1)
Dividends (net of foreign taxes, $2,868)	$44,023
Interest allocated from affiliated investment	144
Expenses allocated from affiliated investment	(14)
Total investment income	$44,153

Expenses
Investment adviser and administration fee	$17,531
Distribution and service fees
Class A	27
Trustees’ fees and expenses	352
Custodian fee	21,434
Transfer and dividend disbursing agent fees	63
Legal and accounting services	17,141
Printing and postage	1,860
Registration fees	21,311
Miscellaneous	3,359
Total expenses	$83,078
Deduct —
Allocation of expenses to affiliates	$57,591
Total expense reductions	$57,591

Net expenses	$25,487

Net investment income	$18,666

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(6,150)
Investment transactions allocated from affiliated investment	4
Foreign currency and forward foreign currency exchange contract transactions	(9,381)
Net realized loss	$(15,527)
Change in unrealized appreciation (depreciation) —
Investments	$412,419
Foreign currency and forward foreign currency exchange contracts	7,392
Net change in unrealized appreciation (depreciation)	$419,811

Net realized and unrealized gain	$404,284

Net increase in net assets from operations	$422,950

(1)	For the period from the start of business, August 29, 2012, to January 31, 2013.

13	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2013

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended January 31, 2013 (Unaudited) (1)
From operations —
Net investment income	$18,666
Net realized loss from investment, foreign currency and forward foreign currency exchange contract transactions	(15,527)
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	419,811
Net increase in net assets from operations	$422,950
Distributions to shareholders —
From net investment income
Class A	$(97)
Class I	(35,978)
From net realized gain
Class A	(100)
Class I	(33,732)
Total distributions to shareholders	$(69,907)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$78,680
Class I	5,023,323
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	63
Class I	—
Cost of shares redeemed
Class A	(719)
Class I	(749)
Net increase in net assets from Fund share transactions	$5,100,598

Net increase in net assets	$5,453,641

Net Assets
At beginning of period	$—
At end of period	$5,453,641

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(17,409)

(1)	For the period from the start of business, August 29, 2012, to January 31, 2013.

14	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2013

Financial Highlights

	Class A
	Period Ended January 31, 2013 (Unaudited) (1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment loss(2)	$(0.004)
Net realized and unrealized gain	0.828

Total income from operations	$0.824

Less Distributions
From net investment income	$(0.066)
From net realized gain	(0.068)

Total distributions	$(0.134)

Net asset value — End of period	$10.690

Total Return(3)	8.28	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$82
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.40	%(6)
Net investment loss	(0.08	)%(6)
Portfolio Turnover	31	%(4)

(1)	For the period from the start of business, August 29, 2012, to January 31, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 2.61% of average daily net assets for the period from the start of business, August 29, 2012, to January 31, 2013). Absent this reimbursement, total return would be lower.

(6)	Annualized.

15	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2013

Financial Highlights — continued

	Class I
	Period Ended January 31, 2013 (Unaudited) (1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.037
Net realized and unrealized gain	0.803

Total income from operations	$0.840

Less Distributions
From net investment income	$(0.072)
From net realized gain	(0.068)

Total distributions	$(0.140)

Net asset value — End of period	$10.700

Total Return(3)	8.45	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,372
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.15	%(6)
Net investment income	0.85	%(6)
Portfolio Turnover	31	%(4)

(1)	For the period from the start of business, August 29, 2012, to January 31, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 2.61% of average daily net assets for the period from the start of business, August 29, 2012, to January 31, 2013). Absent this reimbursement, total return would be lower.

(6)	Annualized.

16	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Hexavest International Equity Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on August 29, 2012. The Fund’s investment objective is long-term capital appreciation. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of January 31, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

17

Eaton Vance

Hexavest International Equity Fund

January 31, 2013

Notes to Financial Statements (Unaudited) — continued

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Interim Financial Statements — The interim financial statements relating to January 31, 2013 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute at least annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.80% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the period from the start of business on August 29, 2012 to January 31, 2013, the investment adviser and administration fee amounted to $17,531 or 0.80% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Hexavest Inc. (Hexavest), an affiliate of EVM and a registered investment adviser. EVM pays Hexavest a portion of its advisory and administration fee for sub-advisory services provided to the Fund.

18

Eaton Vance

Hexavest International Equity Fund

January 31, 2013

Notes to Financial Statements (Unaudited) — continued

EVM and Hexavest have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.40% and 1.15% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after November 30, 2013. Pursuant to this agreement, EVM and Hexavest were allocated $57,591 in total, of the Fund’s operating expenses for the period ended January 31, 2013.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the period ended January 31, 2013, EVM earned $18 in sub-transfer agent fees. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended January 31, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the period ended January 31, 2013 amounted to $27 for Class A shares.

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the period ended January 31, 2013, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $6,324,763 and $1,476,039, respectively, for the period ended January 31, 2013.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Period Ended January 31, 2013 (Unaudited)(1)

Sales	7,712
Issued to shareholders electing to receive payments of distributions in Fund shares	6
Redemptions	(70)

Net increase	7,648

19

Eaton Vance

Hexavest International Equity Fund

January 31, 2013

Notes to Financial Statements (Unaudited) — continued

Class I	Period Ended January 31, 2013 (Unaudited)(1)

Sales	502,150
Redemptions	(73)

Net increase	502,077

(1)	For the period from the start of business, August 29, 2012, to January 31, 2013.

At January 31, 2013, EVM owned approximately 98% of the value of the outstanding shares of the Fund.

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,093,100

Gross unrealized appreciation	$494,997
Gross unrealized depreciation	(82,578)

Net unrealized appreciation	$412,419

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at January 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)

3/20/13	Australian Dollar 271,314	United States Dollar 283,272	State Street Trust Company Canada	$1,284
3/20/13	Australian Dollar 91,032	Euro 69,600	State Street Trust Company Canada	(87)
3/20/13	Canadian Dollar 199,886	United States Dollar 201,735	State Street Trust Company Canada	1,533
3/20/13	Norwegian Krone 188,000	United States Dollar 33,160	State Street Trust Company Canada	(1,193)
3/20/13	Swiss Franc 17,000	United States Dollar 18,729	State Street Trust Company Canada	40
3/20/13	Swiss Franc 11,000	United States Dollar 11,996	State Street Trust Company Canada	(97)
3/20/13	Swiss Franc 60,538	United States Dollar 65,071	State Street Trust Company Canada	(1,482)

20

Eaton Vance

Hexavest International Equity Fund

January 31, 2013

Notes to Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
3/21/13	Japanese Yen 15,240,277	United States Dollar 170,189	State Street Trust Company Canada	$3,478

				$3,476

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)

3/20/13	British Pound Sterling 3,766	United States Dollar 6,068	State Street Trust Company Canada	$(96)
3/20/13	Danish Krone 199,368	United States Dollar 34,812	State Street Trust Company Canada	1,487
3/20/13	Euro 20,996	United States Dollar 28,366	State Street Trust Company Canada	149
3/20/13	Hong Kong Dollar 4,890,267	United States Dollar 631,088	State Street Trust Company Canada	(423)
3/20/13	Singapore Dollar 79,877	United States Dollar 65,412	State Street Trust Company Canada	(876)
3/20/13	Swedish Krona 144,077	United States Dollar 21,620	State Street Trust Company Canada	1,020
3/26/13	Indian Rupee 379,000	United States Dollar 6,840	State Street Trust Company Canada	214

				$1,475

At January 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. The Fund enters into forward foreign currency exchange contracts to enhance return.

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At January 31, 2013, the fair value of derivatives with credit-related contingent features in a net liability position was $20,611.

The non-exchange traded derivatives in which the Fund invests, including forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At January 31, 2013, the maximum amount of loss the Fund would incur due to counterparty risk was $27,611, representing the fair value of such derivatives in an asset position. To mitigate this risk, the Fund has entered into a master netting agreement with its derivative counterparty, which allows it and the counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Fund or the counterparty. At January 31, 2013, the maximum amount of loss the Fund would incur due to counterparty risk would be reduced by approximately $20,600 due to the master netting agreement. The counterparty may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Fund if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparty with respect to such contracts would also reduce the amount of any loss incurred.

21

Eaton Vance

Hexavest International Equity Fund

January 31, 2013

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at January 31, 2013 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$9,205	(1)	$(4,254	)(2)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the period ended January 31, 2013 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Forward foreign currency exchange contracts	$(13,135	)(1)	$4,951	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the period ended January 31, 2013, which is indicative of the volume of this derivative type, was approximately $2,350,000.

10  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the period ended January 31, 2013.

11  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

22

Eaton Vance

Hexavest International Equity Fund

January 31, 2013

Notes to Financial Statements (Unaudited) — continued

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$—	$390,861	$—	$390,861
Consumer Staples	5,391	907,323	—	912,714
Energy	4,795	289,746	—	294,541
Financials	7,568	989,986	—	997,554
Health Care	—	738,849	—	738,849
Industrials	—	400,584	—	400,584
Information Technology	6,937	113,643	—	120,580
Materials	72,634	197,163	—	269,797
Telecommunication Services	11,296	545,066	—	556,362
Utilities	2,312	139,053	—	141,365

Total Common Stocks	$110,933	$4,712,274 *	$—	$4,823,207

Exchange-Traded Funds	$431,786	$—	$—	$431,786
Short-Term Investments	—	250,526	—	250,526

Total Investments	$542,719	$4,962,800	$—	$5,505,519

Forward Foreign Currency Exchange Contracts	$—	$9,205	$—	$9,205

Total	$542,719	$4,972,005	$—	$5,514,724

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(4,254)	$—	$(4,254)

Total	$—	$(4,254)	$—	$(4,254)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

23

Eaton Vance

Hexavest International Equity Fund

January 31, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on August 6, 2012, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory and administrative agreements of Eaton Vance Hexavest Emerging Markets Equity Fund, Eaton Vance Hexavest Global Equity Fund, Eaton Vance Hexavest International Equity Fund, and Eaton Vance Hexavest U.S. Equity Fund (each a “Fund,” and collectively, the “Funds”), with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Hexavest Inc. (the “Sub-adviser”), an affiliate of Eaton Vance Management. The Board reviewed information furnished for the August 6, 2012 meeting as well as information previously furnished with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by each Fund and the anticipated expense ratio of each Fund;

•

Comparative information concerning fees charged by the Adviser and Sub-adviser for managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those to be used in managing each Fund, if applicable, and concerning fees charged by other advisers for managing funds similar to each Fund;

Information about Portfolio Management

•	Descriptions of the investment management services to be provided to each Fund, including the investment strategies and processes to be employed;

•

Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser and Sub-adviser as a result of brokerage allocation for each Fund, including information concerning the acquisition of research through client commission arrangements and each Fund’s policies with respect to “soft dollar” arrangements;

•	The procedures and processes to be used to determine the fair value of each Fund’s assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser and Sub-adviser

•	Reports and/or other information provided by the Adviser and the Sub-adviser describing the financial results and condition of the Adviser and Sub-adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for each Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of the Adviser and its affiliates, including the Sub-adviser, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of the Adviser’s and the Sub-adviser’s policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates, including the Sub-adviser, on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates;

•	A description of the Adviser’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser (which is the administrator) and the Sub-adviser; and

•	The terms of the investment advisory and administrative agreement and sub-advisory agreement of each Fund.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of each Fund’s investment advisory and administrative agreement and sub-advisory agreement with the Adviser and Sub-adviser, including their fee structures, are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the terms of the investment advisory and administrative agreement and sub-advisory agreement for each Fund.

24

Eaton Vance

Hexavest International Equity Fund

January 31, 2013

Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and sub-advisory agreement of each Fund, the Board evaluated the nature, extent and quality of services to be provided to each Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments to be held by each Fund, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to each Fund and, with respect to the Adviser, whose responsibilities may include supervising the Sub-adviser and coordinating activities in implementing each Fund’s investment strategy. In particular, the Board noted the Sub-adviser’s experience employing a top-down investment approach that incorporates proprietary fundamental research and quantitative models. With respect to the Eaton Vance Hexavest Emerging Markets Equity Fund, the Board considered the abilities and experiences of such personnel in investing in equity securities of companies located in emerging market countries. With respect to the Eaton Vance Hexavest Global Equity Fund, the Board considered the abilities and experiences of such personnel in investing in equity securities of companies domiciled in developed countries, including the United States. With respect to the Eaton Vance Hexavest International Equity Fund, the Board considered the abilities and experiences of such personnel in investing in equity securities located in Europe, Australasia, and the Far East. With respect to the Eaton Vance Hexavest U.S. Equity Fund, the Board considered the abilities and experiences of such personnel in investing in U.S. equities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention expected to be devoted to Fund matters by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of each investment advisory and administrative agreement and sub-advisory agreement.

Fund Performance

Because the Funds have not yet commenced operations, the Funds have no performance record.

Management Fees and Expenses

The Board reviewed contractual fee rates to be payable by each Fund for advisory, sub-advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees as compared to a group of similarly managed funds selected by an independent data provider and each Fund’s estimated expense ratio for a one-year period.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser and Sub-adviser, the Board concluded that the management fees proposed to be charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits projected to be realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund. The Board considered the level of profits expected to be realized without regard to revenue sharing or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with each Fund, including the benefits of research services that may be available to the Adviser or Sub-adviser as a result of securities transactions effected for each Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered, the profits expected to be realized by the Adviser and its affiliates, including the sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structures of the advisory fees, which include breakpoints at several asset levels, can be expected to allow the Funds to benefit from economies of scale in the future.

25

Eaton Vance

Hexavest International Equity Fund

January 31, 2013

Officers and Trustees

Officers of Eaton Vance Hexavest International Equity Fund

Duncan W. Richardson

President

James F. Kirchner

Treasurer

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Hexavest International Equity Fund

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*Interested	Trustee

26

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

27

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Hexavest Inc.

1250 René Lévesque Blvd. West, Suite 4200

Montréal, Quebec

Canada   H3B 4W8

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Asset Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

6605-3/13	HEXIESRC

Eaton Vance Hexavest Emerging Markets Equity Fund Semiannual Report January 31, 2013

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report January 31, 2013

Eaton Vance

Hexavest Emerging Markets Equity Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	21

Officers and Trustees	24

Important Notices	25

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2013

Performance1,2

Portfolio Managers Vital Proulx, CFA, Jean-René Adam, CFA, Jean-Benoit Leblanc, CFA and Jean-Pierre Couture, each of Hexavest Inc.

% Cumulative Total Returns	Inception Date	Since Inception
Class A at NAV	08/29/2012	8.89%
Class A with 5.75% Maximum Sales Charge	—	2.63
Class I at NAV	08/29/2012	9.04
MSCI Emerging Markets Index	08/29/2012	12.83%

% Total Annual Operating Expense Ratios[3]	Class A	Class I
Gross	1.82%	1.57%
Net	1.77	1.52

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2013

Fund Profile

Equity Sector Allocation (% of net assets)4

Geographic Allocation (% of net assets)4,5

*	Amount is less than 0.05%.

Top 10 Holdings (% of net assets)5

iShares MSCI Emerging Markets Index Fund	3.9%
America Movil SAB de CV, Series L	3.3
China Mobile, Ltd.	3.3
iShares MSCI South Korea Index Fund	2.9
Samsung Electronics Co., Ltd. GDR	2.8
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2.8
Fubon Financial Holding Co., Ltd.	2.0
Cia de Bebidas das Americas ADR, PFC Shares	2.0
Itau Unibanco Holding SA ADR, PFC Shares	2.0
Cathay Financial Holding Co., Ltd. GDR	1.9
Total	26.9%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2013

Endnotes and Additional Disclosures

[1]

MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Cumulative Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Cumulative Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 11/30/13. Without the reimbursement, performance would have been lower.

[4]

The Fund may obtain exposure to certain market segments through investments in Exchange-Traded Funds (ETFs). For purposes of the charts, allocations with respect to the Fund’s investments in ETFs are based on the portfolio composition of each ETF as of the Fund’s report date.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 29, 2012 – January 31, 2013). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2012 – January 31, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (8/29/12)	Ending Account Value (1/31/13)	Expenses Paid During Period (8/29/12–1/31/13)		Annualized Expense Ratio

Actual*
Class A	$1,000.00	$1,088.90	$7.81	***	1.75%
Class I	$1,000.00	$1,090.40	$6.70	***	1.50%

*     The Fund had not commenced operations on August 1, 2012. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 156/365 (to reflect the period from the commencement of operations on August 29, 2012 to January 31, 2013). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on August 29, 2012.

	Beginning Account Value (8/1/12)	Ending Account Value (1/31/13)	Expenses Paid During Period (8/1/12–1/31/13)		Annualized Expense Ratio

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,016.40	$8.89	***	1.75%
Class I	$1,000.00	$1,017.60	$7.63	***	1.50%

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on August 29, 2012.

***	Absent an allocation of certain expenses to affiliates, expenses would be higher.

5

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2013

Portfolio of Investments (Unaudited)

Common Stocks — 84.9%

Security	Shares	Value

Brazil — 12.9%
Banco Bradesco SA ADR, PFC Shares	5,103	$93,793
Banco Do Brasil SA ADR	2,987	36,501
BRF-Brasil Foods SA ADR	3,505	77,811
Cia de Bebidas das Americas ADR, PFC Shares	2,350	110,591
Cia de Saneamento de Minas Gerais SA ADR	2,948	32,369
Cia Siderurgica Nacional SA ADR	3,337	18,120
Itau Unibanco Holding SA ADR, PFC Shares	6,334	109,135
Petroleo Brasileiro SA ADR	5,576	100,870
Telefonica Brasil SA ADR	2,677	67,407
Vale SA ADR, PFC Shares	3,400	65,450

		$712,047

Canada — 0.9%
AuRico Gold, Inc.(1)	199	$1,399
Barrick Gold Corp.	825	26,270
Eldorado Gold Corp.	552	6,171
IAMGOLD Corp.	1,238	10,166
Kinross Gold Corp.	66	541
Osisko Mining Corp.(1)	471	3,263

		$47,810

Chile — 3.6%
Empresas Copec SA	4,668	$72,285
Enersis SA ADR	2,995	58,852
Latam Airlines Group SA	2,553	62,765
Sociedad Quimica y Minera de Chile SA, Series B	58	3,313

		$197,215

China — 20.0%
Agricultural Bank of China, Ltd., Class H	47,000	$25,533
Bank of China, Ltd., Class H	128,000	63,233
Belle International Holdings, Ltd.	22,000	49,215
China Construction Bank Corp., Class H	102,000	87,988
China Life Insurance Co., Ltd., Class H	6,000	20,025
China Merchants Bank Co., Ltd., Class H	13,000	31,263
China Mobile, Ltd.	16,452	179,995
China Petroleum & Chemical Corp., Class H	60,000	72,798
China Resources Enterprise, Ltd.	8,000	28,684
China Shenhua Energy Co., Ltd., Class H	11,000	47,443
China Telecom Corp., Ltd., Class H	90,000	49,135
China Unicom (Hong Kong), Ltd.	36,000	57,700
Citic Pacific, Ltd.	16,000	25,818
CNOOC, Ltd.	27,000	55,632

Security	Shares	Value

China (continued)
Guangdong Investment, Ltd.	28,000	$23,244
Hengan International Group Co., Ltd.	6,000	60,224
Industrial & Commercial Bank of China, Ltd., Class H	118,000	88,867
Ping An Insurance (Group) Co. of China, Ltd., Class H	3,500	31,448
Tencent Holdings, Ltd.	1,200	41,912
Tingyi (Cayman Islands) Holding Corp.	8,000	22,523
Want Want China Holdings, Ltd.	31,000	40,990

		$1,103,670

India — 2.4%
HDFC Bank, Ltd. ADR	1,144	$46,012
Infosys, Ltd. ADR	1,593	83,983

		$129,995

Indonesia — 0.5%
Telekomunikasi Indonesia Tbk PT ADR	679	$26,922

		$26,922

Malaysia — 2.6%
Genting Bhd ADR	5,194	$79,800
Tenaga Nasional Bhd ADR	6,875	61,958

		$141,758

Mexico — 5.7%
America Movil SAB de CV, Series L	146,026	$184,218
Fomento Economico Mexicano SAB de CV, Series UBD	4,500	48,629
Grupo Televisa SAB, Series CPO	14,400	80,808

		$313,655

Poland — 1.2%
Polska Grupa Energetyczna SA	7,210	$39,764
Powszechna Kasa Oszczednosci Bank Polski SA	2,635	29,459

		$69,223

Russia — 4.1%
LUKOIL OAO ADR	970	$65,572
Mobile TeleSystems ADR	1,606	31,574
OAO Gazprom ADR	9,749	92,128
Rosneft Oil Co. GDR(1)(2)	4,290	37,752

		$227,026

6	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Africa — 6.2%
AngloGold Ashanti, Ltd.	900	$25,158
AngloGold Ashanti, Ltd. ADR	59	1,653
Bidvest Group, Ltd.	60	1,432
Gold Fields, Ltd.	2,078	24,082
MTN Group, Ltd.	4,907	96,009
Naspers, Ltd., Class N	765	49,374
Remgro, Ltd.	2,970	54,118
Sasol, Ltd.	1,230	53,117
Standard Bank Group, Ltd.	2,948	38,355

		$343,298

South Korea — 14.1%
E-Mart Co., Ltd.	217	$48,197
Hyundai Motor Co. GDR(2)	2,589	82,408
KB Financial Group, Inc. ADR	1,778	62,799
Korea Electric Power Corp. ADR(1)	6,156	92,402
KT Corp. ADR	2,147	36,370
KT&G Corp.	1,236	86,189
POSCO ADR	720	58,651
Samsung C&T Corp.	663	39,141
Samsung Electronics Co., Ltd. GDR(2)	235	156,040
Samsung Fire & Marine Insurance Co., Ltd.	160	32,380
Shinhan Financial Group Co., Ltd. ADR	2,152	80,678

		$775,255

Taiwan — 10.0%
AU Optronics Corp. ADR(1)	9,378	$37,324
Cathay Financial Holding Co., Ltd. GDR(3)	9,523	106,110
Chunghwa Telecom Co., Ltd. ADR	2,333	74,586
Fubon Financial Holding Co., Ltd.	87,000	111,195
Hon Hai Precision Industry Co., Ltd. GDR(2)	11,320	64,864
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	8,757	155,349

		$549,428

Turkey — 0.7%
Turkcell Iletisim Hizmetleri AS ADR(1)	581	$9,087
Turkiye Garanti Bankasi AS ADR	5,923	29,437

		$38,524

Total Common Stocks (identified cost $4,306,363)		$4,675,826

Exchange-Traded Funds — 9.7%

Security	Shares	Value

Equity Funds — 9.7%
iShares MSCI Emerging Markets Index Fund	4,823	$213,273
iShares MSCI Malaysia Index Fund	2,358	34,073
iShares MSCI South Korea Index Fund	2,713	161,613
iShares S&P India Nifty 50 Index Fund	3,099	80,511
iShares S&P/TSX Global Gold Index Fund	2,522	43,618

		$533,088

Total Exchange-Traded Funds (identified cost $515,485)		$533,088

Short-Term Investments — 3.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(4)	$203	$202,553

Total Short-Term Investments (identified cost $202,553)		$202,553

Total Investments — 98.3% (identified cost $5,024,401)		$5,411,467

Other Assets, Less Liabilities — 1.7%		$95,079

Net Assets — 100.0%		$5,506,546

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
PFC Shares	–	Preference Shares

(1)	Non-income producing security.

(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2013, the aggregate value of these securities is $341,064 or 6.2% of the Fund’s net assets.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2013, the aggregate value of these securities is $106,110 or 1.9% of the Fund’s net assets.

(4)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2013.

7	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2013

Portfolio of Investments (Unaudited) — continued

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	55.1%	$3,036,381
Hong Kong Dollar	20.1	1,103,670
South African Rand	6.2	341,645
Mexican Peso	5.7	313,655
South Korean Won	3.7	205,907
Chilean Peso	2.5	138,363
New Taiwan Dollar	2.0	111,195
Canadian Dollar	1.7	91,428
Polish Zloty	1.3	69,223

Total Investments	98.3%	$5,411,467

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	21.4%	$1,178,329
Telecommunication Services	14.8	813,003
Energy	10.9	597,597
Information Technology	9.8	539,472
Consumer Staples	9.5	523,838
Consumer Discretionary	6.2	341,605
Utilities	5.6	308,589
Materials	4.4	244,237
Industrials	2.3	129,156
Exchange-Traded Funds	9.7	533,088
Short-Term Investments	3.7	202,553

Total Investments	98.3%	$5,411,467

8	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	January 31, 2013
Unaffiliated investments, at value (identified cost, $4,821,848)	$5,208,914
Affiliated investment, at value (identified cost, $202,553)	202,553
Cash	973
Foreign currency, at value (identified cost, $190,331)	190,186
Dividends receivable	11,345
Interest receivable from affiliated investment	29
Receivable for investments sold	144,879
Receivable for open forward foreign currency exchange contracts	29,891
Tax reclaims receivable	4
Receivable from affiliates	10,275
Total assets	$5,799,049

Liabilities
Payable for investments purchased	$244,068
Payable for open forward foreign currency exchange contracts	4,664
Payable to affiliates:
Investment adviser and administration fee	4,680
Distribution and service fees	7
Accrued expenses	39,084
Total liabilities	$292,503
Net Assets	$5,506,546

Sources of Net Assets
Paid-in capital	$5,096,412
Accumulated net realized gain	18,135
Accumulated distributions in excess of net investment income	(20,160)
Net unrealized appreciation	412,159
Total	$5,506,546

Class A Shares
Net Assets	$48,937
Shares Outstanding	4,526
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.81
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$11.47

Class I Shares
Net Assets	$5,457,609
Shares Outstanding	504,475
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.82

On	sales of $50,000 or more, the offering price of Class A shares is reduced.

9	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2013

Statement of Operations (Unaudited)

Investment Income	Period Ended January 31, 2013(1)
Dividends (net of foreign taxes, $3,023)	$41,363
Interest allocated from affiliated investment	224
Expenses allocated from affiliated investment	(22)
Total investment income	$41,565

Expenses
Investment adviser and administration fee	$22,269
Distribution and service fees
Class A	21
Trustees’ fees and expenses	356
Custodian fee	15,215
Transfer and dividend disbursing agent fees	85
Legal and accounting services	17,141
Printing and postage	1,725
Registration fees	21,311
Miscellaneous	3,128
Total expenses	$81,251
Deduct —
Allocation of expenses to affiliates	$47,629
Total expense reductions	$47,629

Net expenses	$33,622

Net investment income	$7,943

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$33,281
Investment transactions allocated from affiliated investment	6
Foreign currency and forward foreign currency exchange contract transactions	(1,975)
Net realized gain	$31,312
Change in unrealized appreciation (depreciation) —
Investments	$387,066
Foreign currency and forward foreign currency exchange contracts	25,093
Net change in unrealized appreciation (depreciation)	$412,159

Net realized and unrealized gain	$443,471

Net increase in net assets from operations	$451,414

(1)	For the period from the start of business, August 29, 2012, to January 31, 2013.

10	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2013

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended January 31, 2013 (Unaudited) (1)
From operations —
Net investment income	$7,943
Net realized gain from investment, foreign currency and forward foreign currency exchange contract transactions	31,312
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	412,159
Net increase in net assets from operations	$451,414
Distributions to shareholders —
From net investment income
Class A	$(157)
Class I	(27,946)
From net realized gain
Class A	(79)
Class I	(13,098)
Total distributions to shareholders	$(41,280)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$47,568
Class I	5,060,987
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	158
Class I	77
Cost of shares redeemed
Class A	(685)
Class I	(11,693)
Net increase in net assets from Fund share transactions	$5,096,412

Net increase in net assets	$5,506,546

Net Assets
At beginning of period	$—
At end of period	$5,506,546

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(20,160)

(1)	For the period from the start of business, August 29, 2012, to January 31, 2013.

11	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2013

Financial Highlights

	Class A
	Period Ended January 31, 2013 (Unaudited) (1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.010
Net realized and unrealized gain	0.878

Total income from operations	$0.888

Less Distributions
From net investment income	$(0.052)
From net realized gain	(0.026)

Total distributions	$(0.078)

Net asset value — End of period	$10.810

Total Return(3)	8.89	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$49
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.75	%(6)
Net investment income	0.22	%(6)
Portfolio Turnover	21	%(4)

(1)	For the period from the start of business, August 29, 2012, to January 31, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 2.12% of average daily net assets for the period from the start of business, August 29, 2012, to January 31, 2013). Absent this reimbursement, total return would be lower.

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2013

Financial Highlights — continued

	Class I
	Period Ended January 31, 2013 (Unaudited) (1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.016
Net realized and unrealized gain	0.886

Total income from operations	$0.902

Less Distributions
From net investment income	$(0.056)
From net realized gain	(0.026)

Total distributions	$(0.082)

Net asset value — End of period	$10.820

Total Return(3)	9.04	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,458
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.50	%(6)
Net investment income	0.35	%(6)
Portfolio Turnover	21	%(4)

(1)	For the period from the start of business, August 29, 2012, to January 31, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 2.12% of average daily net assets for the period from the start of business, August 29, 2012, to January 31, 2013). Absent this reimbursement, total return would be lower.

(6)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Hexavest Emerging Markets Equity Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on August 29, 2012. The Fund’s investment objective is long-term capital appreciation. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of January 31, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

14

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2013

Notes to Financial Statements (Unaudited) — continued

E Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K Interim Financial Statements — The interim financial statements relating to January 31, 2013 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute at least annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 1.00% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the period from the start of business on August 29, 2012 to January 31, 2013, the investment adviser and administration fee amounted to $22,269 or 1.00% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Hexavest Inc. (Hexavest), an affiliate of EVM and a registered investment adviser. EVM pays Hexavest a portion of its advisory and administration fee for sub-advisory services provided to the Fund.

EVM and Hexavest have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.75% and 1.50% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or

15

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2013

Notes to Financial Statements (Unaudited) — continued

terminated after November 30, 2013. Pursuant to this agreement, EVM and Hexavest were allocated $47,629 in total of the Fund’s operating expenses for the period ended January 31, 2013.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the period ended January 31, 2013, EVM earned $22 in sub-transfer agent fees. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and services fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with the EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended January 31, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the period ended January 31, 2013 amounted to $21 for Class A shares.

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the period ended January 31, 2013, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $5,782,329 and $993,762, respectively, for the period ended January 31, 2013.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Period Ended January 31, 2013 (Unaudited) (1)

Sales	4,577
Issued to shareholders electing to receive payments of distributions in Fund shares	15
Redemptions	(66)

Net increase	4,526

Class I	Period Ended January 31, 2013 (Unaudited) (1)

Sales	505,547
Issued to shareholders electing to receive payments of distributions in Fund shares	7
Redemptions	(1,079)

Net increase	504,475

(1)	For the period from the start of business, August 29, 2012, to January 31, 2013.

16

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2013

Notes to Financial Statements (Unaudited) — continued

At January 31, 2013, EVM owned approximately 98% of the value of the outstanding shares of the Fund.

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,024,401

Gross unrealized appreciation	$472,896
Gross unrealized depreciation	(85,830)

Net unrealized appreciation	$387,066

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at January 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)

3/20/13	Canadian Dollar 32,563	United States Dollar 32,931	State Street Trust Company Canada	$316
3/20/13	Canadian Dollar 51,330	United States Dollar 51,597	State Street Trust Company Canada	185
3/20/13	Canadian Dollar 18,249	United States Dollar 18,341	State Street Trust Company Canada	62
3/20/13	Canadian Dollar 22,850	United States Dollar 22,866	State Street Trust Company Canada	(20)
3/20/13	Hong Kong Dollar 291,384	United States Dollar 37,603	State Street Trust Company Canada	25
3/20/13	Mexican Peso 20,950	United States Dollar 1,629	State Street Trust Company Canada	(11)
3/20/13	New Turkish Lira 54,552	United States Dollar 30,297	State Street Trust Company Canada	(540)
3/20/13	Polish Zloty 40,553	United States Dollar 12,787	State Street Trust Company Canada	(275)
3/20/13	South African Rand 298,000	United States Dollar 34,403	State Street Trust Company Canada	1,287
3/26/13	Russian Ruble 1,265,200	United States Dollar 40,559	State Street Trust Company Canada	(1,256)
3/26/13	South Korean Won 345,015,800	United States Dollar 320,022	State Street Trust Company Canada	4,113

17

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2013

Notes to Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
3/26/13	South Korean Won 48,707,000	United States Dollar 45,529	State Street Trust Company Canada	$931
3/26/13	Yuan Renminbi 953,625	United States Dollar 151,574	State Street Trust Company Canada	(1,447)

				$3,370

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)

3/26/13	Brazilian Real 288,000	United States Dollar 137,241	State Street Trust Company Canada	$6,541
3/26/13	Chilean Peso 2,865,000	United States Dollar 5,961	State Street Trust Company Canada	72
3/26/13	Indian Rupee 27,102,990	United States Dollar 489,135	State Street Trust Company Canada	15,269
3/26/13	Indian Rupee 1,619,000	United States Dollar 29,040	State Street Trust Company Canada	1,090
3/26/13	Malaysian Ringgit 37,338	United States Dollar 12,166	State Street Trust Company Canada	(190)
3/26/13	New Taiwan Dollar 1,197,820	United States Dollar 41,505	State Street Trust Company Canada	(925)

				$21,857

At January 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. The Fund enters into forward foreign currency exchange contracts to enhance return.

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At January 31, 2013, the fair value of derivatives with credit-related contingent features in a net liability position was $4,664.

The non-exchange traded derivatives in which the Fund invests, including forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At January 31, 2013, the maximum amount of loss the Fund would incur due to counterparty risk was $29,891, representing the fair value of such derivatives in an asset position. To mitigate this risk, the Fund has entered into a master netting agreement with its derivative counterparty, which allows it and the counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Fund or the counterparty. At January 31, 2013, the maximum amount of loss the Fund would incur due to counterparty risk would be reduced by approximately $4,700 due to the master netting agreement. The counterparty may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Fund if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparty with respect to such contracts would also reduce the amount of any loss incurred.

18

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2013

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at January 31, 2013 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative
Forward foreign currency exchange contracts	$29,891	(1)	$(4,664	)(2)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the period ended January 31, 2013 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation(Depreciation) on Derivatives Recognized in Income
Forward foreign currency exchange contracts	$(4,143	)(1)	$25,227	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the period ended January 31, 2013, which is indicative of the volume of this derivative type, was approximately $1,570,000.

10  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the period ended January 31, 2013.

11  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

19

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2013

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Asia/Pacific	$1,306,256	$1,420,772	$—	$2,727,028
Emerging Europe	265,550	69,223	—	334,773
Latin America	1,084,554	138,363	—	1,222,917
Middle East/Africa	1,653	341,645	—	343,298

North America	47,810	—	—	47,810

Total Common Stocks	$2,705,823	$1,970,003 *	$—	$4,675,826
Exchange-Traded Funds	$533,088	$—	$—	$533,088
Short-Term Investments	—	202,553	—	202,553

Total Investments	$3,238,911	$2,172,556	$—	$5,411,467
Forward Foreign Currency Exchange Contracts	$—	$29,891	$—	$29,891

Total	$3,238,911	$2,202,447	$—	$5,441,358

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(4,664)	$—	$(4,664)

Total	$—	$(4,664)	$—	$(4,664)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

20

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on August 6, 2012, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory and administrative agreements of Eaton Vance Hexavest Emerging Markets Equity Fund, Eaton Vance Hexavest Global Equity Fund, Eaton Vance Hexavest International Equity Fund, and Eaton Vance Hexavest U.S. Equity Fund (each a “Fund,” and collectively, the “Funds”), with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Hexavest Inc. (the “Sub-adviser”), an affiliate of Eaton Vance Management. The Board reviewed information furnished for the August 6, 2012 meeting as well as information previously furnished with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by each Fund and the anticipated expense ratio of each Fund;

•

Comparative information concerning fees charged by the Adviser and Sub-adviser for managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those to be used in managing each Fund, if applicable, and concerning fees charged by other advisers for managing funds similar to each Fund;

Information about Portfolio Management

•	Descriptions of the investment management services to be provided to each Fund, including the investment strategies and processes to be employed;

•

Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser and Sub-adviser as a result of brokerage allocation for each Fund, including information concerning the acquisition of research through client commission arrangements and each Fund’s policies with respect to “soft dollar” arrangements;

•	The procedures and processes to be used to determine the fair value of each Fund’s assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser and Sub-adviser

•	Reports and/or other information provided by the Adviser and the Sub-adviser describing the financial results and condition of the Adviser and Sub-adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for each Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of the Adviser and its affiliates, including the Sub-adviser, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of the Adviser’s and the Sub-adviser’s policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates, including the Sub-adviser, on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates;

•	A description of the Adviser’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser (which is the administrator) and the Sub-adviser; and

•	The terms of the investment advisory and administrative agreement and sub-advisory agreement of each Fund.

21

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2013

Board of Trustees’ Contract Approval — continued

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of each Fund’s investment advisory and administrative agreement and sub-advisory agreement with the Adviser and Sub-adviser, including their fee structures, are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the terms of the investment advisory and administrative agreement and sub-advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and sub-advisory agreement of each Fund, the Board evaluated the nature, extent and quality of services to be provided to each Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments to be held by each Fund, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to each Fund and, with respect to the Adviser, whose responsibilities may include supervising the Sub-adviser and coordinating activities in implementing each Fund’s investment strategy. In particular, the Board noted the Sub-adviser’s experience employing a top-down investment approach that incorporates proprietary fundamental research and quantitative models. With respect to the Eaton Vance Hexavest Emerging Markets Equity Fund, the Board considered the abilities and experiences of such personnel in investing in equity securities of companies located in emerging market countries. With respect to the Eaton Vance Hexavest Global Equity Fund, the Board considered the abilities and experiences of such personnel in investing in equity securities of companies domiciled in developed countries, including the United States. With respect to the Eaton Vance Hexavest International Equity Fund, the Board considered the abilities and experiences of such personnel in investing in equity securities located in Europe, Australasia, and the Far East. With respect to the Eaton Vance Hexavest U.S. Equity Fund, the Board considered the abilities and experiences of such personnel in investing in U.S. equities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention expected to be devoted to Fund matters by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of each investment advisory and administrative agreement and sub-advisory agreement.

Fund Performance

Because the Funds have not yet commenced operations, the Funds have no performance record.

Management Fees and Expenses

The Board reviewed contractual fee rates to be payable by each Fund for advisory, sub-advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees as compared to a group of similarly managed funds selected by an independent data provider and each Fund’s estimated expense ratio for a one-year period.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser and Sub-adviser, the Board concluded that the management fees proposed to be charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits projected to be realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund. The Board considered the level of profits expected to be realized without regard to revenue sharing or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with each Fund, including

22

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2013

Board of Trustees’ Contract Approval — continued

the benefits of research services that may be available to the Adviser or Sub-adviser as a result of securities transactions effected for each Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered, the profits expected to be realized by the Adviser and its affiliates, including the sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structures of the advisory fees, which include breakpoints at several asset levels, can be expected to allow the Funds to benefit from economies of scale in the future.

23

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2013

Officers and Trustees

Officers of Eaton Vance Hexavest Emerging Markets Equity Fund

Duncan W. Richardson

President

James F. Kirchner

Treasurer

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Hexavest Emerging Markets Equity Fund

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

*Interested	Trustee

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

24

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

25

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Hexavest Inc.

1250 René Lévesque Blvd. West, Suite 4200

Montréal, Quebec

Canada   H3B 4W8

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Asset Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

6606-3/13	HEXEMSRC

Eaton Vance Hexavest U.S. Equity Fund Semiannual Report January 31, 2013

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report January 31, 2013

Eaton Vance

Hexavest U.S. Equity Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	20

Officers and Trustees	23

Important Notices	24

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2013

Performance1,2

Portfolio Managers Vital Proulx, CFA and Jean-René Adam, CFA, each of Hexavest Inc.

% Cumulative Total Returns	Inception Date	Since Inception
Class A at NAV	08/29/2012	5.11%
Class A with 5.75% Maximum Sales Charge	—	–0.93
Class I at NAV	08/29/2012	5.19
S&P 500 Index	08/29/2012	7.21%

% Total Annual Operating Expense Ratios[3]	Class A	Class I
Gross	1.25%	1.00%
Net	1.20	0.95

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2013

Fund Profile

Equity Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)5

Microsoft Corp.	4.0%
Johnson & Johnson	3.9
Pfizer, Inc.	3.8
AT&T, Inc.	3.7
Wal-Mart Stores, Inc.	3.0
Procter & Gamble Co.	2.9
Walgreen Co.	2.9
Eli Lilly & Co.	2.7
Merck & Co., Inc.	2.7
Cisco Systems, Inc.	2.7
Total	32.3%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2013

Endnotes and Additional Disclosures

[1]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Cumulative Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Cumulative Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 11/30/13. Without the reimbursement, performance would have been lower.

[4]

The Fund may obtain exposure to certain market segments through investments in Exchange-Traded Funds (ETFs). For purposes of the charts, allocations with respect to the Fund’s investments in ETFs are based on the portfolio composition of each ETF as of the Fund’s report date.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 29, 2012 – January 31, 2013). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2012 – January 31, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (8/29/12)	Ending Account Value (1/31/13)	Expenses Paid During Period (8/29/12 –1/31/13)		Annualized Expense Ratio

Actual*
Class A	$1,000.00	$1,051.10	$5.26	***	1.20%
Class I	$1,000.00	$1,051.90	$4.17	***	0.95%

*     The Fund had not commenced operations on August 1, 2012. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 156/365 (to reflect the period from the commencement of operations on August 29, 2012 to January 31, 2013). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on August 29, 2012.

	Beginning Account Value (8/1/12)	Ending Account Value (1/31/13)	Expenses Paid During Period (8/1/12 – 1/31/13)		Annualized Expense Ratio

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,019.20	$6.11	***	1.20%
Class I	$1,000.00	$1,020.40	$4.84	***	0.95%

**	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on August 29, 2012.

***	Absent an allocation of certain expenses to affiliates, expenses would be higher.

5

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2013

Portfolio of Investments (Unaudited)

Common Stocks — 87.5%

Security	Shares	Value

Aerospace & Defense — 1.2%
Lockheed Martin Corp.	79	$6,863
Northrop Grumman Corp.	93	6,048

		$12,911

Automobiles — 3.1%
Ford Motor Co.	1,375	$17,806
General Motors Co.(1)	524	14,719

		$32,525

Beverages — 2.0%
Coca-Cola Enterprises, Inc.	48	$1,674
Molson Coors Brewing Co., Class B	58	2,620
PepsiCo, Inc.	233	16,974

		$21,268

Capital Markets — 1.5%
Northern Trust Corp.	110	$5,662
State Street Corp.	177	9,850

		$15,512

Commercial Banks — 2.3%
Fifth Third Bancorp	224	$3,649
KeyCorp	489	4,597
U.S. Bancorp	109	3,608
Wells Fargo & Co.	353	12,295

		$24,149

Communications Equipment — 2.7%
Cisco Systems, Inc.	1,355	$27,872

		$27,872

Computers & Peripherals — 3.9%
Dell, Inc.	1,545	$20,456
Hewlett-Packard Co.	1,202	19,845

		$40,301

Diversified Financial Services — 0.8%
JPMorgan Chase & Co.	173	$8,140

		$8,140

Security	Shares	Value

Diversified Telecommunication Services — 5.3%
AT&T, Inc.	1,118	$38,895
BCE, Inc.	167	7,419
Verizon Communications, Inc.	215	9,376

		$55,690

Electric Utilities — 6.5%
American Electric Power Co., Inc.	286	$12,953
Duke Energy Corp.	116	7,974
Edison International	203	9,783
Entergy Corp.	134	8,656
Exelon Corp.	337	10,595
NextEra Energy, Inc.	169	12,176
Pinnacle West Capital Corp.	73	3,897
Southern Co. (The)	30	1,327

		$67,361

Energy Equipment & Services — 2.4%
Baker Hughes, Inc.	191	$8,541
Halliburton Co.	346	14,075
Nabors Industries, Ltd.(1)	171	2,851

		$25,467

Food & Staples Retailing — 8.0%
Kroger Co. (The)	290	$8,033
Safeway, Inc.	417	8,027
Sysco Corp.	166	5,274
Wal-Mart Stores, Inc.	452	31,617
Walgreen Co.	753	30,090

		$83,041

Food Products — 3.2%
Archer-Daniels-Midland Co.	321	$9,158
Dean Foods Co.(1)	197	3,607
Green Mountain Coffee Roasters, Inc.(1)	228	10,381
H.J. Heinz Co.	44	2,668
Hormel Foods Corp.	70	2,423
Kraft Foods Group, Inc.	20	924
Mondelez International, Inc., Class A	60	1,668
Tyson Foods, Inc., Class A	119	2,632

		$33,461

Health Care Equipment & Supplies — 3.4%
Abbott Laboratories	346	$11,723
Covidien PLC	35	2,182

6	See Notes to Financial Statements.

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Medtronic, Inc.	210	$9,786
Stryker Corp.	125	7,831
Zimmer Holdings, Inc.	59	4,401

		$35,923

Health Care Providers & Services — 1.7%
AmerisourceBergen Corp.	175	$7,940
Cardinal Health, Inc.	161	7,053
McKesson Corp.	22	2,315

		$17,308

Household Products — 3.3%
Kimberly-Clark Corp.	36	$3,222
Procter & Gamble Co.	409	30,741

		$33,963

Independent Power Producers & Energy Traders — 0.9%
Calpine Corp.(1)	220	$4,341
NRG Energy, Inc.	212	5,088

		$9,429

Insurance — 0.4%
MetLife, Inc.	121	$4,518

		$4,518

Metals & Mining — 3.4%
Allied Nevada Gold Corp.(1)	31	$734
AuRico Gold, Inc.(1)	566	3,978
Barrick Gold Corp.	187	5,968
Centerra Gold, Inc.	10	91
Eldorado Gold Corp.	40	447
Goldcorp, Inc.	13	458
IAMGOLD Corp.	843	6,922
Kinross Gold Corp.	1,358	11,137
Newmont Mining Corp.	81	3,480
Osisko Mining Corp.(1)	182	1,261
Pan American Silver Corp.	53	926
SEMAFO, Inc.	88	246

		$35,648

Multi-Utilities — 3.5%
Ameren Corp.	195	$6,326
Consolidated Edison, Inc.	83	4,721
Dominion Resources, Inc.	68	3,679

Security	Shares	Value

Multi-Utilities (continued)
DTE Energy Co.	63	$3,989
PG&E Corp.	326	13,901
Public Service Enterprise Group, Inc.	117	3,648

		$36,264

Multiline Retail — 0.4%
Dollar General Corp.(1)	31	$1,433
Dollar Tree, Inc.(1)	35	1,399
Family Dollar Stores, Inc.	24	1,361

		$4,193

Oil, Gas & Consumable Fuels — 4.9%
Canadian Natural Resources, Ltd.	210	$6,342
Chevron Corp.	97	11,170
Exxon Mobil Corp.	292	26,271
TransCanada Corp.	157	7,431

		$51,214

Paper & Forest Products — 0.4%
Domtar Corp.	56	$4,661

		$4,661

Pharmaceuticals — 14.9%
AbbVie, Inc.	346	$12,695
Bristol-Myers Squibb Co.	144	5,204
Eli Lilly & Co.	533	28,617
Johnson & Johnson	553	40,878
Merck & Co., Inc.	661	28,588
Pfizer, Inc.	1,443	39,365

		$155,347

Semiconductors & Semiconductor Equipment — 0.5%
Advanced Micro Devices, Inc.(1)	1,343	$3,492
Intel Corp.	73	1,536

		$5,028

Software — 4.0%
Microsoft Corp.	1,502	$41,260

		$41,260

Specialty Retail — 0.5%
Best Buy Co., Inc.	343	$5,577

		$5,577

7	See Notes to Financial Statements.

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Tobacco — 1.1%
Reynolds American, Inc.	262	$11,523

		$11,523

Wireless Telecommunication Services — 1.3%
Sprint Nextel Corp.(1)	2,362	$13,298

		$13,298

Total Common Stocks (identified cost $868,624)		$912,852

Exchange-Traded Funds — 5.9%

Security	Shares	Value

Equity Funds — 5.9%
Financial Select Sector SPDR Fund (The)	797	$13,852
Market Vectors Gold Miners ETF	155	6,451
SPDR S&P 500 ETF Trust	276	41,317

Total Exchange-Traded Funds (identified cost $60,952)		$61,620

Short-Term Investments — 9.7%
Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(2)	$101	$101,099

Total Short-Term Investments (identified cost $101,099)		$101,099

Total Investments — 103.1% (identified cost $1,030,675)		$1,075,571

Other Assets, Less Liabilities — (3.1)%		$(32,045)

Net Assets — 100.0%		$1,043,526

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2013.

8	See Notes to Financial Statements.

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	January 31, 2013
Unaffiliated investments, at value (identified cost, $929,576)	$974,472
Affiliated investment, at value (identified cost, $101,099)	101,099
Cash	2,457
Foreign currency, at value (identified cost, $101)	101
Dividends receivable	1,771
Interest receivable from affiliated investment	9
Receivable for investments sold	24,993
Receivable for open forward foreign currency exchange contracts	175
Receivable for closed forward foreign currency exchange contracts	26
Receivable from affiliates	10,566
Total assets	$1,115,669

Liabilities
Payable for investments purchased	$36,618
Payable to affiliates:
Investment adviser and administration fee	609
Distribution and service fees	2
Accrued expenses	34,914
Total liabilities	$72,143
Net Assets	$1,043,526

Sources of Net Assets
Paid-in capital	$1,012,170
Accumulated distributions in excess of net realized gain	(2,515)
Accumulated distributions in excess of net investment income	(11,226)
Net unrealized appreciation	45,097
Total	$1,043,526

Class A Shares
Net Assets	$11,961
Shares Outstanding	1,160
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.31
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$10.94

Class I Shares
Net Assets	$1,031,565
Shares Outstanding	100,041
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.31

On sales of $50,000 or more, the offering price of Class A shares is reduced.

9	See Notes to Financial Statements.

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2013

Statement of Operations (Unaudited)

Investment Income	Period Ended January 31, 2013(1)
Dividends (net of foreign taxes, $83)	$11,392
Interest allocated from affiliated investment	56
Expenses allocated from affiliated investment	(6)
Total investment income	$11,442

Expenses
Investment adviser and administration fee	$3,009
Distribution and service fees
Class A	11
Trustees’ fees and expenses	269
Custodian fee	10,078
Transfer and dividend disbursing agent fees	45
Legal and accounting services	15,023
Printing and postage	1,032
Registration fees	21,311
Miscellaneous	3,016
Total expenses	$53,794
Deduct —
Allocation of expenses to affiliates	$49,678
Total expense reductions	$49,678

Net expenses	$4,116

Net investment income	$7,326

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(29)
Investment transactions allocated from affiliated investment	2
Foreign currency and forward foreign currency exchange contract transactions	(68)
Net realized loss	$(95)
Change in unrealized appreciation (depreciation) —
Investments	$44,896
Foreign currency and forward foreign currency exchange contracts	201
Net change in unrealized appreciation (depreciation)	$45,097

Net realized and unrealized gain	$45,002

Net increase in net assets from operations	$52,328

(1)	For the period from the start of business, August 29, 2012, to January 31, 2013.

10	See Notes to Financial Statements.

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2013

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended January 31, 2013 (Unaudited)(1)
From operations —
Net investment income	$7,326
Net realized loss from investment, foreign currency and forward foreign currency exchange contract transactions	(95)
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	45,097
Net increase in net assets from operations	$52,328
Distributions to shareholders -
From net investment income
Class A	$(178)
Class I	(18,374)
From net realized gain
Class A	(24)
Class I	(2,396)
Total distributions to shareholders	$(20,972)
Transactions in shares of beneficial interest -
Proceeds from sale of shares
Class A	$12,314
Class I	1,001,305
Cost of shares redeemed
Class A	(709)
Class I	(740)
Net increase in net assets from Fund share transactions	$1,012,170

Net increase in net assets	$1,043,526

Net Assets
At beginning of period	$—
At end of period	$1,043,526

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(11,226)

(1)	For the period from the start of business, August 29, 2012, to January 31, 2013.

11	See Notes to Financial Statements.

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2013

Financial Highlights

	Class A
	Period Ended January 31, 2013 (Unaudited)(1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.063
Net realized and unrealized gain	0.449

Total income from operations	$0.512

Less Distributions
From net investment income	$(0.178)
From net realized gain	(0.024)

Total distributions	$(0.202)

Net asset value—End of period	$10.310

Total Return(3)	5.11	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.20	%(6)
Net investment income	1.46	%(6)
Portfolio Turnover	12	%(4)

(1)	For the period from the start of business, August 29, 2012, to January 31, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 11.48% of average daily net assets for the period from the start of business, August 29, 2012, to January 31, 2013). Absent this reimbursement, total return would be lower

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2013

Financial Highlights — continued

	Class I
	Period Ended January 31, 2013 (Unaudited)(1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.073
Net realized and unrealized gain	0.447

Total income from operations	$0.520

Less Distributions
From net investment income	$(0.186)
From net realized gain	(0.024)

Total distributions	$(0.210)

Net asset value — End of period	$10.310

Total Return(3)	5.19	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,032
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.95	%(6)
Net investment income	1.70	%(6)
Portfolio Turnover	12	%(4)

(1)	For the period from the start of business, August 29, 2012, to January 31, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 11.48% of average daily net assets for the period from the start of business, August 29, 2012, to January 31, 2013). Absent this reimbursement, total return would be lower

(6)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Hexavest U.S. Equity Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on August 29, 2012. The Fund’s investment objective is long-term capital appreciation. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

14

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2013

Notes to Financial Statements (Unaudited) — continued

As of January 31, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Interim Financial Statements — The interim financial statements relating to January 31, 2013 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute at least annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.70% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the period from the start of business on August 29, 2012 to January 31, 2013, the investment adviser and administration fee amounted to $3,009 or 0.70% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has

15

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2013

Notes to Financial Statements (Unaudited) — continued

delegated the investment management of the Fund to Hexavest Inc. (Hexavest), an affiliate of EVM and a registered investment adviser. EVM pays Hexavest a portion of its advisory and administration fee for sub-advisory services provided to the Fund.

EVM and Hexavest have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.20% and 0.95% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after November 30, 2013. Pursuant to this agreement, EVM and Hexavest were allocated $49,678 in total of the Fund’s operating expenses for the period ended January 31, 2013.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the period ended January 31, 2013, EVM earned $16 in sub-transfer agent fees. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended January 31, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the period ended January 31, 2013 amounted to $11 for Class A shares.

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the period ended January 31, 2013, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $1,046,403 and $116,798, respectively, for the period ended January 31, 2013.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Period Ended January 31, 2013 (Unaudited)(1)

Sales	1,231
Redemptions	(71)

Net increase	1,160

16

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2013

Notes to Financial Statements (Unaudited) — continued

Class I	Period Ended January 31, 2013 (Unaudited)(1)

Sales	100,115
Redemptions	(74)

Net increase	100,041

(1)	For the period from the start of business, August 29, 2012, to January 31, 2013.

At January 31, 2013, EVM owned approximately 99% of the value of the outstanding shares of the Fund.

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,030,675

Gross unrealized appreciation	$69,550
Gross unrealized depreciation	(24,654)

Net unrealized appreciation	$44,896

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at January 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation

3/20/13	Canadian Dollar 73,226	United States Dollar 73,517	State Street Trust Company Canada	$175

				$175

At January 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. For the period ended January 31, 2013, the Fund entered into forward foreign currency exchange contracts to hedge its exposure to foreign currencies.

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At January 31, 2013, the Fund had no open derivatives with credit-related contingent features in a net liability position.

17

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2013

Notes to Financial Statements (Unaudited) — continued

The non-exchange traded derivatives in which the Fund invests, including forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At January 31, 2013, the maximum amount of loss the Fund would incur due to counterparty risk was $201, representing the fair value of such derivatives in an asset position. To mitigate this risk, the Fund has entered into a master netting agreement with its derivative counterparty, which allows it and the counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Fund or the counterparty. The counterparty may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Fund if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparty with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at January 31, 2013 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$175	(1)	$—

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the period ended January 31, 2013 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Forward foreign currency exchange contracts	$26	(1)	$175	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the period ended January 31, 2013, which is indicative of the volume of this derivative type, was approximately $27,000.

10  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the period ended January 31, 2013.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

18

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2013

Notes to Financial Statements (Unaudited) — continued

At January 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$912,852	$—	$—	$912,852
Exchange-Trade Funds	61,620	—	—	61,620
Short-Term Investments	—	101,099	—	101,099

Total Investments	$974,472	$101,099	$—	$1,075,571

Forward Foreign Currency Exchange Contracts	$—	$175	$—	$175

Total	$974,472	$101,274	$—	$1,075,746

19

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on August 6, 2012, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory and administrative agreements of Eaton Vance Hexavest Emerging Markets Equity Fund, Eaton Vance Hexavest Global Equity Fund, Eaton Vance Hexavest International Equity Fund, and Eaton Vance Hexavest U.S. Equity Fund (each a “Fund,” and collectively, the “Funds”), with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Hexavest Inc. (the “Sub-adviser”), an affiliate of Eaton Vance Management. The Board reviewed information furnished for the August 6, 2012 meeting as well as information previously furnished with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by each Fund and the anticipated expense ratio of each Fund;

•

Comparative information concerning fees charged by the Adviser and Sub-adviser for managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those to be used in managing each Fund, if applicable, and concerning fees charged by other advisers for managing funds similar to each Fund;

Information about Portfolio Management

•	Descriptions of the investment management services to be provided to each Fund, including the investment strategies and processes to be employed;

•

Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser and Sub-adviser as a result of brokerage allocation for each Fund, including information concerning the acquisition of research through client commission arrangements and each Fund’s policies with respect to “soft dollar” arrangements;

•	The procedures and processes to be used to determine the fair value of each Fund’s assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser and Sub-adviser

•	Reports and/or other information provided by the Adviser and the Sub-adviser describing the financial results and condition of the Adviser and Sub-adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for each Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of the Adviser and its affiliates, including the Sub-adviser, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of the Adviser’s and the Sub-adviser’s policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates, including the Sub-adviser, on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates;

•	A description of the Adviser’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser (which is the administrator) and the Sub-adviser; and

•	The terms of the investment advisory and administrative agreement and sub-advisory agreement of each Fund.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of each Fund’s investment advisory and administrative agreement and sub-advisory agreement with the Adviser and

20

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2013

Board of Trustees’ Contract Approval — continued

Sub-adviser, including their fee structures, are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the terms of the investment advisory and administrative agreement and sub-advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and sub-advisory agreement of each Fund, the Board evaluated the nature, extent and quality of services to be provided to each Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments to be held by each Fund, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to each Fund and, with respect to the Adviser, whose responsibilities may include supervising the Sub-adviser and coordinating activities in implementing each Fund’s investment strategy. In particular, the Board noted the Sub-adviser’s experience employing a top-down investment approach that incorporates proprietary fundamental research and quantitative models. With respect to the Eaton Vance Hexavest Emerging Markets Equity Fund, the Board considered the abilities and experiences of such personnel in investing in equity securities of companies located in emerging market countries. With respect to the Eaton Vance Hexavest Global Equity Fund, the Board considered the abilities and experiences of such personnel in investing in equity securities of companies domiciled in developed countries, including the United States. With respect to the Eaton Vance Hexavest International Equity Fund, the Board considered the abilities and experiences of such personnel in investing in equity securities located in Europe, Australasia, and the Far East. With respect to the Eaton Vance Hexavest U.S. Equity Fund, the Board considered the abilities and experiences of such personnel in investing in U.S. equities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention expected to be devoted to Fund matters by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of each investment advisory and administrative agreement and sub-advisory agreement.

Fund Performance

Because the Funds have not yet commenced operations, the Funds have no performance record.

Management Fees and Expenses

The Board reviewed contractual fee rates to be payable by each Fund for advisory, sub-advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees as compared to a group of similarly managed funds selected by an independent data provider and each Fund’s estimated expense ratio for a one-year period.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser and Sub-adviser, the Board concluded that the management fees proposed to be charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits projected to be realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund. The Board considered the level of profits expected to be realized without regard to revenue sharing or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with each Fund, including the benefits of research services that may be available to the Adviser or Sub-adviser as a result of securities transactions effected for each Fund and other investment advisory clients.

21

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2013

Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered, the profits expected to be realized by the Adviser and its affiliates, including the sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structures of the advisory fees, which include breakpoints at several asset levels, can be expected to allow the Funds to benefit from economies of scale in the future.

22

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2013

Officers and Trustees

Officers of Eaton Vance Hexavest U.S. Equity Fund

Duncan W. Richardson

President

James F. Kirchner

Treasurer

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Hexavest U.S. Equity Fund

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

23

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

24

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Hexavest Inc.

1250 René Lévesque Blvd. West, Suite 4200

Montréal, Quebec

Canada   H3B 4W8

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Asset Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

6607-3/13	HEXUSESRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date: March 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: March 18, 2013

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date: March 18, 2013